Putnam
Master
Intermediate
Income Trust


Item 1. Report to Stockholders:
-------------------------------
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:


SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-04

[GRAPHIC OMITTED: WATCH]

[SCALE LOGO OMITTED]


From the Trustees

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]

John A. Hill and
George Putnam, III

Dear Fellow Shareholder:

Although generally benign, recent conditions in financial markets have hardly been predictable. Over the past 12 months, massive stimulus from the 2003 tax cuts and from the Federal Reserve Board's low interest-rate policy has vanquished recessionary forces, restored economic growth, and recharged corporate earnings. In this environment, bonds have generally performed well but have been negatively influenced by an uncharacteristic lack of job growth that has kept bond yields near their lowest levels in 40 years. However, in months when job creation has surged, concerns about higher interest rates have caused bond prices to fall. In addition to these issues, terrorism and geopolitical uncertainty remain factors that occasionally influence markets, as when stocks slid and bonds rallied following the March terrorist bombings in Spain.

Putnam's portfolio management teams have vigilantly monitored all of these factors and know there are opportunities and risks in any environment. They consistently adjust fund portfolios to pursue the opportunities their research identifies while seeking to manage risk exposure. During the period ended March 31, 2004, your fund benefited from being well diversified in a variety of sectors -- nearly all of which showed solid performance -- and from a favorable currency strategy. Your fund's largest sector, high-yield corporate bonds, was also its best-performing, while mortgage-backed securities, the performance of which was dampened by bond market volatility, still had positive returns. Meanwhile, because of its attractive yield compared with historically low market interest rates, your fund's return at market price was higher than its return at net asset value, reflecting an increase in demand from investors seeking higher income.

In the following report, the fund's management teams provide a detailed discussion of their approach to the market environment that prevailed during the period, as well as an outlook for the remainder of 2004.

Respectfully yours,

/S/ JOHN A. HILL              /S/ GEORGE PUTNAM, III

John A. Hill                  George Putnam, III
Chairman of the Trustees      President of the Funds

May 19, 2004


Report from Fund Management

Fund highlights

 * During the semiannual period ended March 31, 2004, Putnam Master Intermediate Income Trust had a total return at net asset value (NAV) of 7.66%. The fund's return at market price was 11.56%.

 * Due to its emphasis on high-yield bonds and investments in emerging-market securities, as well as a beneficial currency strategy, the fund's results at NAV outperformed the 3.05% return of its primary benchmark, the Lehman Government/Credit Bond Index.

 * The fund's return at NAV was in line with the 7.61% average return of the Lipper Flexible Income Funds (closed-end) category. This relatively small category -- consisting of 12 funds at period-end -- contains some funds with significant emerging-market weightings.

 * The fund's return at market price was significantly higher than its return at NAV, reflecting an increase in demand among investors seeking higher yields in a market in which yields have continued to decline.

 * See the Performance Summary beginning on page 7 for complete fund performance, comparative performance, and Lipper data.

Performance commentary

In the first half of its fiscal year, Putnam Master Intermediate Income Trust benefited from a variety of positive factors. The U.S. economy continued to show solid growth, which was especially beneficial for corporate high-yield bonds -- which make up the largest portion of your fund's portfolio. In the second half of the reporting period, the U.S. economy faltered on significant weakness in new job creation, causing a correction in the stock market and a strong rally in Treasury bonds, as investors believed that the sluggish job market could keep interest rates low. Overseas, emerging markets continued to perform well, due in part to higher commodity prices, and slower growth in Europe generally helped bond performance in that region. In this environment, the fund's strategy of seeking returns from a variety of fixed-income sources proved beneficial for both its absolute and relative performance.

FUND PROFILE

Putnam Master Intermediate Income Trust seeks high current income and relative stability by investing in limited-maturity bonds in the investment-grade and high-yield sectors, as well as non-U.S. bond markets. The fund is designed for investors seeking high current income, asset class diversification, or both.


Market overview

The global bond markets have benefited from a downward trend in interest rates brought on by a change in the outlook for economic growth. During the first half of the period, interest rates were more volatile, rising and falling within a broad range with each bit of news that either challenged or supported the possibility of a sustained economic recovery. However, low inflation and an accommodative Federal Reserve monetary policy helped bond yields to trend generally downward. In the second half of the period, there was increasing evidence that the U.S. recovery would not be as strong as anticipated, particularly when the February jobs report indicated lackluster employment creation. This news (which appeared premature after stronger data was reported after the period's end), combined with increasing geopolitical concerns surrounding the bombings in Spain, made investors somewhat more risk averse and sparked a rally in U.S. Treasuries.

In Europe, low inflation reduced the likelihood of a rate increase by the European Central Bank, and European government bonds and securities produced solid returns that were similarly enhanced by a flight to quality. Although both U.S. Treasuries and European government bonds performed well, investors continued to seek out bonds that could provide higher levels of income.

High-yield corporate bonds in both the United States and Europe continued to benefit from declining default rates, an attractive yield advantage over Treasuries, and improved credit quality. In emerging markets, the strengthening global economy has helped boost commodities exports, bolstering both the stock and bond markets of these countries, and attracting yield-hungry investors.

-------------------------------------------------------------------------------
MARKET SECTOR PERFORMANCE 6 MONTHS ENDED 3/31/04
-------------------------------------------------------------------------------
Bonds
-------------------------------------------------------------------------------
Lehman Government/Credit Bond Index
(U.S. Treasury and agency securities)                                   3.05%
-------------------------------------------------------------------------------
JP Morgan Chase Global Diversified Emerging
Markets Index (global emerging-market bonds)                            8.03%
-------------------------------------------------------------------------------
Citigroup Non-U.S. World Government Bond Index
(international government bonds)                                        8.38%
-------------------------------------------------------------------------------
JP Morgan Chase Global High Yield Index
(global high-yield corporate bonds)                                     8.78%
-------------------------------------------------------------------------------
Equities
-------------------------------------------------------------------------------
S&P 500 Index (broad stock market)                                     14.08%
-------------------------------------------------------------------------------
Russell 2000 Growth Index (small-company growth stocks)                18.97%
-------------------------------------------------------------------------------
Russell 2000 Value Index (small-company value stocks)                  24.42%
-------------------------------------------------------------------------------
These indexes provide an overview of performance in different market sectors for the six months ended 3/31/04.
-------------------------------------------------------------------------------

Strategy overview

During the past six months, we continued to seek out a diverse variety of sectors and securities in our efforts to enhance the fund's performance while managing its risk exposure. High-yield corporate bonds continued to provide strong performance and remained the fund's largest weighting. However, after one of the best periods ever for this sector -- which began well before this period, in October 2002, and continued through December 2003 -- we felt that returns going forward would probably not be as strong and reduced the weighting. Similarly, we sharply reduced the fund's emerging-market holdings in January 2004, near the peak of their performance. Traditional mortgage-backed securities experienced greater volatility later in the period because, with home mortgage rates at such low levels, prepayments increased as borrowers refinanced their mortgages. However, we found alternative securities within this sector that performed well. The fund's holdings of U.S. Treasuries benefited from the rally in the second half of the period, while European government agency securities benefited from their attractive risk/reward characteristics amid a forecast for slower growth in Europe in 2004.

We continued to use currency strategies to enhance returns. We deemphasized the Japanese yen in the first three months, when that currency declined. However, we increased the fund's exposure to the yen in the second half, when it appreciated, so both positions helped performance. We emphasized the euro, which generally appreciated during the period, and maintained emphasis on the Australian dollar, which also appreciated due to higher commodities prices and increasing exports to China and Japan.

[GRAPHIC OMITTED: horizontal bar chart SECTOR WEIGHTINGS COMPARED]

SECTOR WEIGHTINGS COMPARED

                              as of 9/30/03       as of 3/31/04

High yield                        48.1%               46.3%

U.S. investment grade             27.2%               34.2%

International                     24.7%               19.5%

Footnote reads:
This chart shows how the fund's weightings have changed over the last six months. Weightings are shown as a percentage of total investment portfolio. Holdings will vary over time.


How sectors and fund holdings affected performance

While the mortgage-backed securities (MBS) sector generally underperformed due to prepayment concerns associated with low mortgage rates, we found two types of securities within this sector that performed well -- home equity loans and manufactured housing bonds. Unlike mortgages, home equity loans are not as susceptible to prepayments when interest rates decline, helping boost the performance of securities that are backed by these loans. Similarly, holdings backed by manufactured housing companies benefited from a significant turnaround in this industry over the past few years accompanied by an increase in demand for low-income housing.

From a geographic standpoint, the fund continued to invest in Colombia, Mexico, and Russia, which performed well because of higher prices of oil and other commodities -- although we reduced these weightings near the end of the period. We also invested in Australia and Canada (the latter was reduced near the end of the period, as we took advantage of strong performance). As demand for oil and basic materials has increased from high-growth regions such as China, these countries have seen significant increases in exports of oil, metals, and other commodities used for building infrastructure. We reduced the fund's holdings in Turkey and Brazil, which tend to be much more volatile and performed poorly near the end of the period when emerging-market securities sold off.


[GRAPHIC OMITTED: TOP HOLDINGS]

TOP HOLDINGS

  High Yield Sector

1 Qwest Corp.
  144A notes 8 7/8%, 2012

2 Conseco Finance Securitizations Corp.
  Series 00-4, Class A6, 8.31%, 2032

3 Dow Jones Trac-x NA HY
  144A notes 7 3/8%, 2009

  International Sector

1 United Kingdom
  Treasury bonds, 7 1/2%, 2006

2 Germany (Federal Republic of)
  Bonds, Ser. 95 7 3/8%, 2005

3 Russia (Federation of)
  Unsubordinated bonds 8 1/4%, 2010

  U.S. Investment Grade Sector

1 Federal National Mortgage Association
  Pass-through certificates, 5%, TBA
  April 1, 2018

2 U.S. Government Treasury notes
  3 1/4%, August 15, 2008

3 U.S. Government Treasury bonds
  4 1/4%, August 15, 2013

Footnote reads:
These holdings represent 19.6% of the fund's net assets as of 3/31/04. The fund's holdings will change over time.

The fund's corporate high-yield bond holdings, which were reduced during the period, remained the largest weighting and performed well, with nearly every holding contributing positively to returns. Among the fund's larger positions, bonds issued by cable television company Charter Communications were key contributors. While the firm faced competitive and financial pressures, the company met expectations and management's moves to refinance debt eased investor concerns about the company's liquidity.


In addition, bonds issued by finance company Finova Group provided solid returns. The company had encountered significant difficulties a few years ago, particularly in its airplane leasing business. The firm has worked to liquidate assets and manage its sizeable portfolio of loans, and was helped by a significant loan in 2001 from noted investor Warren Buffett through a joint venture. The company repaid the loan earlier this year, ahead of schedule, and prospects for the airline sector have improved more than expected.

The fund's sizeable stake in the chemicals sector also boosted returns, including investments in Huntsman International, a major producer of basic chemicals and petrochemicals like ethylene and propylene, and Millennium America (a subsidiary of Millennium Chemicals), which owns three specialty chemical businesses. Although energy prices were high, leading to skepticism about the sector's prospects, this cyclical sector benefited from the improving economy.

Among the few detractors to performance during the period were high-yield bonds issued by Solutia, a diversified specialty chemical company. The firm made news when it settled a high-profile PCB contamination lawsuit in Alabama, and appeared to be on its way to working out balance sheet problems. However, the company surprised the market by filing for bankruptcy. We eliminated the bonds from the portfolio, although we still hold a small warrant position, which gives the fund's management the option to purchase the company's stock in the future.

Please note that all holdings discussed in this report are subject to review in accordance with the fund's investment strategy and may vary in the future.

The fund's management team

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are D. William Kohli (Portfolio Leader), David Waldman
(Portfolio Member), Carl Bell, Rob Bloemker, Andrea Burke, Kevin Cronin, Steve Horner, Michael Salm, and John Van Tassel.


The outlook for your fund

The following commentary reflects anticipated developments that could affect your fund over the next six months, as well as your management team's plans for responding to them.

The fund's returns over this six-month period -- and indeed, for the 12 months preceding it -- have been much higher than the historical average for these types of securities because of optimal conditions. In the United States, there has been tremendous stimulus in the form of tax cuts, a weaker dollar, increased government spending, and interest rates that have been at historically low levels for some time. Meanwhile, there have been few clear signs from the Federal Reserve Board that significant rate increases will occur in 2004. The greater willingness among investors to accept risk has helped boost the capital markets, which has also provided economic stimulus. Abroad, moderate growth and low inflation in Europe has kept rates low and government bonds have had solid performance, while high-yield bonds have seen strong returns similar to their U.S. counterparts.

While we believe it is not likely that the performance of the past six months will be repeated in the near future, that doesn't necessarily mean, in our view, that the environment for these markets will turn negative. Instead, we believe there is enough uncertainty in the outlook to warrant cautiousness. On the one hand, the global economy and the world's fixed-income markets appear on sound footing in most regions. On the other hand, a significant rise in interest rates or an increase in geopolitical turmoil -- or both -- could produce shock waves in the financial markets. Given these uncertainties, we plan to keep the portfolio well diversified and as balanced as possible among a variety of geographic regions, sectors, and holdings. We will continue seeking opportunities for positive returns, and, as always, monitor economic and market developments and make necessary adjustments to the portfolio as we see fit.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Lower-rated bonds may offer higher yields in return for more risk. Mutual funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.


Performance summary

This section shows your fund's performance during the first half of its fiscal year, which ended March 31, 2004. Performance should always be considered in light of a fund's investment strategy. Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return, net asset value, and market price will fluctuate and you may have a gain or a loss when you sell your shares.


---------------------------------------------------------------------
TOTAL RETURN FOR PERIODS ENDED 3/31/04
---------------------------------------------------------------------
                            NAV    Market price
---------------------------------------------------------------------
6 months                   7.66%     11.56%
---------------------------------------------------------------------
1 year                    18.47      17.58
---------------------------------------------------------------------
5 years                   41.12      45.98
Annual average             7.13       7.86
---------------------------------------------------------------------
10 years                  98.49     110.52
Annual average             7.10       7.73
---------------------------------------------------------------------
Life of fund
(since 4/29/88)
Annual average             8.16       7.32
---------------------------------------------------------------------

Performance does not reflect taxes on reinvested distributions.

------------------------------------------------------------------------------------------------------------
COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/04
------------------------------------------------------------------------------------------------------------
                                 Lehman           Citigroup            JP Morgan       Lipper Flexible
                              Government/          Non-U.S.              Chase          Income Funds
                                 Credit           World Govt.         Global High        (closed-end)
                               Bond Index         Bond Index         Yield Index+      category average*
------------------------------------------------------------------------------------------------------------
6 months                         3.05%               8.38%               8.78%               7.61%
------------------------------------------------------------------------------------------------------------
1 year                           6.15               16.05               22.85               18.95
------------------------------------------------------------------------------------------------------------
5 years                         44.00               37.59               34.77               37.60
Annual average                   7.57                6.59                6.15                6.33
------------------------------------------------------------------------------------------------------------
10 years                       108.94               91.01              111.03              103.68
Annual average                   7.65                6.69                7.75                7.23
------------------------------------------------------------------------------------------------------------
Life of fund
(since 4/29/88)
Annual average                   8.43                7.34                  --                8.31
------------------------------------------------------------------------------------------------------------

   Index and Lipper results should be compared to fund performance at net asset value.

 * Over the 6-month and 1-, 5-, and 10-year periods ended 3/31/04, there were 12, 12, 12, and 10 funds, respectively, in this Lipper category.

 + The JP Morgan Chase Global High Yield Index's inception date was
   12/31/93.



---------------------------------------------------------------------------
PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/04
---------------------------------------------------------------------------
Distributions (number)                       6
---------------------------------------------------------------------------
Income                                       $0.257
---------------------------------------------------------------------------
Capital gains                                --
---------------------------------------------------------------------------
Total                                        $0.257
---------------------------------------------------------------------------
Share value:                                 NAV        Market price
---------------------------------------------------------------------------
9/30/03                                      $6.99      $6.41
---------------------------------------------------------------------------
3/31/04                                       7.24       6.88
---------------------------------------------------------------------------
Current return (end of period)
---------------------------------------------------------------------------
Current dividend rate 1                      6.30%      6.63%
---------------------------------------------------------------------------

 1 Most recent distribution, excluding capital gains, annualized and divided by NAV or market price at end of period.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities divided by the number of outstanding shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on exchanges such as the American Stock Exchange and the New York Stock Exchange.

Comparative indexes

Citigroup Non-U.S. World Government Bond Index is an unmanaged index of government bonds from 10 countries.

JP Morgan Chase Global Diversified Emerging Markets Index is an unmanaged index of global emerging-market fixed-income securities.

JP Morgan Chase Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high-yield corporate debt market of both developed and emerging markets.

Lehman Government/Credit Bond Index is an unmanaged index of U.S
Treasury and government agency securities.

Russell 2000 Growth Index is an unmanaged index of those companies in the Russell 2000 Index chosen for their growth orientation.

Russell 2000 Value Index is an unmanaged index of those companies in the Russell 2000 Index chosen for their value orientation.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Lipper is a third-party industry ranking entity that ranks funds
(without sales charges) with similar current investment styles or objectives as determined by Lipper. Lipper category averages reflect performance trends for funds within a category and are based on results at net asset value.

A note about duplicate mailings

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.

Putnam is committed to managing our mutual funds in the best interests of our shareholders. Our proxy voting guidelines and policies are available on the Putnam Individual Investor Web site, www.putnaminvestments.com, by calling Putnam's Shareholder Services at 1-800-225-1581, or on the SEC's Web site, www.sec.gov.


A guide to the financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment
results,   per-share distributions, expense ratios, net investment
income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


The fund's portfolio
March 31, 2004 (Unaudited)

Corporate bonds and notes (47.2%) (a)
Principal amount                                                          Value

Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------
      $236,833 Adams Outdoor Advertising bank term
               loan FRN 4.37s,  2008 (acquired
               4/2/03, cost $236,241) (RES)                            $236,981
       162,963 Lamar Media Corp. bank term loan FRB
               3.188s, 2010  (acquired 2/27/03,
               cost $162,963) (RES)                                     164,593
       560,000 Lamar Media Corp. company guaranty
               7 1/4s, 2013                                             607,600
                                                                 --------------
                                                                      1,009,174

Automotive (1.2%)
-------------------------------------------------------------------------------
       285,000 ArvinMeritor, Inc. notes 8 3/4s,
               2012                                                     317,063
     1,020,000 Collins & Aikman Products company
               guaranty 10 3/4s, 2011                                 1,040,400
       160,000 Dana Corp. notes 10 1/8s, 2010                           184,800
       675,000 Dana Corp. notes 9s, 2011                                813,375
       295,000 Dana Corp. notes 6 1/2s, 2009                            314,175
       160,000 Delco Remy International, Inc.
               company guaranty 11s, 2009                               169,600
       520,000 Delco Remy International, Inc.
               company guaranty 10 5/8s, 2006                           529,750
       190,000 Dura Operating Corp. company
               guaranty Ser. B, 8 5/8s, 2012                            202,350
       615,000 Dura Operating Corp. company
               guaranty Ser. D, 9s, 2009                                621,150
       172,700 Hayes Lemmerz International, Inc.
               bank term loan FRN 4.955s,
               2009 (acquired 6/3/03, cost
               $170,973) (RES)                                          175,578
       805,000 Lear Corp. company guaranty Ser. B,
               8.11s, 2009                                              951,913
EUR    215,000 Lear Corp. sr. notes 8 1/8s, 2008                        301,154
      $405,000 Meritor Automotive, Inc. notes 6.8s,
               2009                                                     420,188
       630,000 Metaldyne Corp. 144A sr. notes 10s,
               2013                                                     623,700
        60,000 Plastech bank term loan FRN 3.84s,
               2010 (acquired 2/9/04, cost $60,000)
               (RES)                                                     60,788
        30,000 Plastech 2nd. Lien bank term loan
               FRN 5.62s, 2011  (acquired 2/9/04,
               cost $30,000) (RES)                                       30,450
        92,580 SPX Corp. bank term loan FRN Ser. B,
               3.114s, 2009  (acquired various
               dates from 7/23/02 to 8/26/03, cost
               $92,580) (RES)                                            93,718
EUR    300,000 Teksid Aluminum 144A company
               guaranty 11 3/8s, 2011  (Luxembourg)                     374,139
      $485,000 Tenneco Automotive, Inc. company
               guaranty Ser. B, 11 5/8s, 2009                           525,013
       750,000 Tenneco Automotive, Inc. sec. notes
               Ser. B, 10 1/4s, 2013                                    862,500
       105,000 TRW Automotive bank term loan FRN
               3.438s, 2011 (acquired 1/7/04, cost
               $105,000) (RES)                                          106,444
                                                                 --------------
                                                                      8,718,248

Basic Materials (4.8%)
-------------------------------------------------------------------------------
       540,000 Acetex Corp. sr. notes 10 7/8s, 2009
               (Canada)                                                 592,650
       455,000 AK Steel Corp. company guaranty
               7 3/4s, 2012                                             406,088
       144,914 Appleton Papers, Inc. bank term loan
               FRN 3.59s, 2006  (acquired 6/4/02,
               cost $145,457) (RES)                                     145,819
       545,000 Appleton Papers, Inc. company
               guaranty Ser. B, 12 1/2s, 2008                           615,850
       780,000 Armco, Inc. sr. notes 9s, 2007                           752,700
       825,000 Avecia Group PLC company guaranty
               11s, 2009 (United Kingdom)                               701,250
       575,000 Better Minerals & Aggregates Co.
               company guaranty 13s, 2009                               425,500
       740,000 Compass Minerals Group, Inc. company
               guaranty 10s, 2011                                       839,900
       775,000 Compass Minerals International Inc.
               sr. notes stepped-coupon  zero %
               (12 3/4s, 12/15/07), 2012 (STP)                          627,750
       285,000 Compass Minerals International, Inc.
               sr. disc. notes stepped-coupon zero %
               (12s, 6/1/08), 2013 (STP)                                216,600
     1,101,773 Doe Run Resources Corp. company
               guaranty Ser. A1, 11 3/4s,
               2008 (acquired various dates from
               7/27/01 to 11/26/03, cost $578,312)
               (RES) (PIK)                                              605,975
       765,000 Dow Chemical Co. (The) notes 5 3/4s,
               2009                                                     839,678
       185,000 Equistar Chemicals LP notes 8 3/4s,
               2009                                                     188,700
     1,690,000 Equistar Chemicals LP/Equistar
               Funding Corp. company guaranty
               10 1/8s, 2008                                          1,816,750
       390,000 Equistar Chemicals LP/Equistar
               Funding Corp. sr. notes 10 5/8s,
               2011                                                     420,225
       365,000 Four M Corp. sr. notes Ser. B, 12s,
               2006                                                     361,350
       405,000 Georgia-Pacific Corp. company
               guaranty 8 7/8s, 2010                                    472,838
         1,000 Georgia-Pacific Corp. sr. notes
               7 3/8s, 2008                                               1,093
       680,000 Gerdau Ameristeel Corp. sr. notes
               10 3/8s, 2011 (Canada)                                   768,400
       149,250 Graphics Packaging bank term loan
               FRN 3.921s, 2010 (acquired
               8/6/03, cost $149,250) (RES)                             151,116
       197,500 Hercules, Inc. bank term loan FRN
               Ser. B, 3.625s, 2007
               (acquired 12/17/02, cost $197,006)
               (RES)                                                    198,652
     1,050,000 Hercules, Inc. company guaranty
               11 1/8s, 2007                                          1,260,000
       560,000 Huntsman Advanced Materials, LLC
               144A sec. notes 11s, 2010                                632,800
     1,003,000 Huntsman Co., LLC 144A sr. disc.
               notes zero %, 2008                                       521,560
       275,782 Huntsman Corp. bank term loan FRN
               Ser. A, 5.938s, 2007
               (acquired various dates from 5/1/03
               to 9/24/03, cost $255,276) (RES)                         265,555
       177,713 Huntsman Corp. bank term loan FRN
               Ser. B, 9 3/8s, 2007
               (acquired various dates from 7/17/02
               to 9/24/03, cost $163,717) (RES)                         171,123
       815,000 Huntsman ICI Chemicals, Inc. company
               guaranty 10 1/8s, 2009                                   819,075
     1,565,000 Huntsman ICI Holdings sr. disc.
               notes zero %, 2009                                       719,900
EUR    415,000 Huntsman International, LLC sr. sub.
               notes Ser. EXCH, 10 1/8s, 2009                           486,965
      $400,000 Huntsman LLC company guaranty
               11 5/8s, 2010                                            420,000
     1,385,000 ISP Chemco, Inc. company guaranty
               Ser. B, 10 1/4s, 2011                                  1,565,050
        60,000 Kaiser Aluminum & Chemical Corp. sr.
               notes Ser. B, 10 7/8s, 2006 (In
               default) (NON)                                            54,900
       645,000 Kaiser Aluminum & Chemical Corp. sr.
               sub. notes 12 3/4s, 2003 (In
               default) (DEF) (NON)                                      77,400
        70,000 Lyondell Chemical Co. bonds 11 1/8s,
               2012                                                      75,250
       135,000 Lyondell Chemical Co. company
               guaranty 9 1/2s, 2008                                    137,363
         5,000 Lyondell Chemical Co. company
               guaranty 9 1/2s, 2008                                      5,113
     1,685,000 Lyondell Chemical Co. notes Ser. A,
               9 5/8s, 2007                                           1,743,975
EUR    440,000 MDP Acquisitions PLC sr. notes
               10 1/8s, 2012 (Ireland)                                  605,233
      $235,000 MDP Acquisitions PLC sr. notes
               9 5/8s, 2012 (Ireland)                                   265,550
       356,611 MDP Acquisitions PLC sub. notes
               15 1/2s, 2013 (Ireland) (PIK)                            420,355
     1,065,000 Millennium America, Inc. company
               guaranty 9 1/4s, 2008                                  1,136,888
       155,000 Millennium America, Inc. 144A sr.
               notes 9 1/4s, 2008                                       165,463
       133,983 Nalco Co. bank term loan FRN 3.6s,
               2010 (acquired 11/6/03, cost
               $133,983) (RES)                                          135,051
       280,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                     292,600
EUR     75,000 Nalco Co. 144A sr. notes 7 3/4s,
               2011                                                      93,535
EUR     75,000 Nalco Co. 144A sr. sub. notes 9s,
               2013                                                      92,153
    $1,085,000 Nalco Co. 144A sr. sub. notes
               8 7/8s, 2013                                           1,131,113
       470,000 Norske Skog Canada 144A sr. notes
               7 3/8s, 2014 (Canada)                                    486,232
       532,500 Noveon International bonds 13s, 2011                     564,450
       140,000 Noveon International company
               guaranty Ser. B, 11s, 2011                               160,300
       135,000 OM Group, Inc. company guaranty
               9 1/4s, 2011                                             139,725
       509,465 PCI Chemicals Canada sec. sr. notes
               10s, 2008 (Canada)                                       481,444
       243,657 Pioneer Cos., Inc. sec. FRN 4.61s,
               2006                                                     233,911
       805,000 Potlatch Corp. company guaranty 10s,
               2011                                                     909,650
       410,000 Resolution Performance Products, LLC
               sec. notes 8s, 2009                                      418,200
       110,000 Resolution Performance Products, LLC
               sr. notes 9 1/2s, 2010                                   111,650
EUR     75,000 Rhodia SA unsub. Ser. EMTN, 6 1/4s,
               2005 (France)                                             92,383
      $520,000 Rhodia SA 144A sr. notes 7 5/8s,
               2010 (France)                                            478,400
EUR    440,000 SGL Carbon SA 144A sr. notes 8 1/2s,
               2012 (Luxembourg)                                        546,034
      $180,000 SGL Carbon, LLC bank guaranty FRN
               4.22s, 2009 (acquired 2/26/04, cost
               $180,900) (RES)                                          180,450
        80,000 Smurfit-Stone Container Corp.
               company guaranty 8 1/4s, 2012                             87,200
       695,000 Steel Dynamics, Inc. company
               guaranty 9 1/2s, 2009                                    778,400
       146,606 Sterling Chemicals, Inc. sec. notes
               10s, 2007 (PIK)                                          141,475
       930,000 Stone Container Corp. sr. notes
               9 3/4s, 2011                                           1,039,275
       240,000 Stone Container Corp. sr. notes
               8 3/8s, 2012                                             262,200
        80,000 Tembec Industries, Inc. company
               guaranty 7 3/4s, 2012 (Canada)                            77,200
       915,000 Ucar Finance, Inc. company guaranty
               10 1/4s, 2012                                          1,065,975
       390,000 United Agri Products 144A sr. notes
               8 1/4s, 2011                                             405,600
       509,000 United States Steel Corp. sr. notes
               9 3/4s, 2010                                             580,260
       510,000 WCI Steel, Inc. sr. notes Ser. B,
               10s, 2004 (In default) (NON)                             285,600
       255,000 Wellman 1st. Lien bank term loan FRN
               6s, 2009 (acquired 2/4/04, cost
               $255,000) (RES)                                          257,869
       270,000 Wellman 2nd. Lien bank term loan FRN
               8 3/4s, 2010 (acquired 2/4/04, cost
               $264,600) (RES)                                          261,450
        44,691 Wheeling-Pittsburgh Steel Corp. sr.
               notes 6s, 2010                                            29,105
        89,383 Wheeling-Pittsburgh Steel Corp. sr.
               notes 5s, 2011                                            59,105
       410,000 WHX Corp. sr. notes 10 1/2s, 2005                        372,588
                                                                 --------------
                                                                     34,948,985

Building Materials (0.4%)
-------------------------------------------------------------------------------
       320,000 Building Materials Corp. company
               guaranty 8s, 2008                                        320,000
       565,000 Dayton Superior Corp. 144A sec.
               notes 10 3/4s, 2008                                      581,950
       225,000 Interface, Inc. 144A sr. sub. notes
               9 1/2s, 2014                                             222,750
       139,000 NCI Building Systems, Inc. bank term
               loan FRN Ser. B, 4.163s,
               2008 (acquired 9/4/02, cost
               $139,000) (RES)                                          140,100
       545,000 Nortek Holdings, Inc. 144A sr. notes
               stepped-coupon zero %  (10s,
               11/15/07), 2011 (STP)                                    414,200
       400,000 Nortek, Inc. sr. sub. notes Ser. B,
               9 7/8s, 2011                                             446,000
     1,510,000 Owens Corning notes 7 1/2s, 2005 (In
               default) (NON)                                           662,513
                                                                 --------------
                                                                      2,787,513

Capital Goods (4.5%)
-------------------------------------------------------------------------------
       250,000 Advanced Glassfiber Yarns bank term
               loan FRN Ser. A, 6 1/2s,
               2005 (acquired 9/12/02, cost
               $175,000) (RES)                                          201,250
       830,000 AEP Industries, Inc. sr. sub. notes
               9 7/8s, 2007                                             854,900
       196,819 Alliant Techsystems, Inc. bank term
               loan FRN Ser. C, 3.469s,
               2009 (acquired 5/7/02, cost
               $196,819) (RES)                                          197,342
       152,357 Allied Waste Industries, Inc. bank
               term loan FRN 3.866s, 2010 (acquired
               4/25/03, cost $152,357) (RES)                            154,398
        25,714 Allied Waste Industries, Inc. bank
               term loan FRN Ser. C, 1.12s,
               2010 (acquired 4/25/03, cost
               $25,714) (RES)                                            26,063
     1,430,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 9 1/4s,
               2012                                                   1,626,625
     1,175,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 8 1/2s,
               2008                                                   1,313,063
        20,000 Allied Waste North America, Inc.
               company guaranty Ser. B, 7 5/8s,
               2006                                                      21,300
       550,000 Allied Waste North America, Inc.
               144A sec. notes 6 1/2s, 2010                             558,250
       198,500 Amsted Industries bank term loan FRN
               5.129s, 2010 (acquired 8/12/03, cost
               $197,508) (RES)                                          199,493
     1,320,000 Argo-Tech Corp. company guaranty
               8 5/8s, 2007                                           1,326,600
       200,000 Argo-Tech Corp. company guaranty
               Ser. D, 8 5/8s, 2007                                     201,000
       220,000 BE Aerospace, Inc. sr. notes 8 1/2s,
               2010                                                     235,400
       500,000 BE Aerospace, Inc. sr. sub. notes
               9 1/2s, 2008                                             480,000
       205,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8 7/8s, 2011                                     187,575
       600,000 BE Aerospace, Inc. sr. sub. notes
               Ser. B, 8s, 2008                                         549,000
       290,000 Berry Plastics Corp. company
               guaranty 10 3/4s, 2012                                   327,700
       865,000 Blount, Inc. company guaranty 13s,
               2009                                                     935,281
       680,000 Blount, Inc. company guaranty 7s,
               2005                                                     693,600
       270,000 Browning-Ferris Industries, Inc. sr.
               notes 6 3/8s, 2008                                       278,100
       190,000 Crown Cork & Seal Company, Inc. bank
               term loan FRN Ser. B,  4.17s, 2008
               (acquired 2/21/03, cost $188,100)
               (RES)                                                    193,325
       535,000 Crown Holdings SA notes 10 7/8s,
               2013 (France)                                            623,275
     1,585,000 Crown Holdings SA notes 9 1/2s, 2011
               (France)                                               1,779,163
     1,000,000 Decrane Aircraft Holdings Co.
               company guaranty Ser. B, 12s, 2008                       661,250
       148,875 EaglePicher bank term loan FRN
               4.61s, 2009 (acquired 8/6/03, cost
               $149,750) (RES)                                          148,782
       715,000 Earle M. Jorgensen Co. sec. notes
               9 3/4s, 2012                                             804,375
       775,000 FIMEP SA sr. notes 10 1/2s, 2013
               (France)                                                 922,250
EUR    360,000 Flender Holdings 144A sr. notes 11s,
               2010 (Denmark)                                           506,470
      $143,121 Flowserve Corp. bank term loan FRN
               Ser. C, 3.895s, 2009
               (acquired various dates from 4/30/02
               to 2/26/04, cost $144,171) (RES)                         144,516
       555,000 Flowserve Corp. company guaranty
               12 1/4s, 2010                                            641,025
EUR     95,000 Flowserve Finance BV company
               guaranty 12 1/4s, 2010 (Netherlands)                     131,609
      $198,947 Graham Packaging bank term loan FRN
               3.875s, 2010 (acquired 2/18/03, cost
               $197,953) (RES)                                          201,434
       665,000 Hexcel Corp. sr. sub. notes 9 3/4s,
               2009                                                     696,588
DEM    685,000 Impress Metal Packaging Holding NV
               sr. sub. notes 9 7/8s,
               2007 (Netherlands)                                       404,514
      $120,000 Invensys, PLC bank term loan FRN
               1.11s, 2009 (acquired 3/11/04, cost
               $119,700) (RES)                                          120,300
       730,000 Invensys, PLC notes 9 7/8s, 2011
               (United Kingdom)                                         748,250
EUR    275,000 Invensys, PLC sr. unsub. notes
               5 1/2s, 2005 (United Kingdom)                            345,495
      $294,000 JII Holdings LLC 144A secd. notes
               13s, 2007                                                264,600
       510,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 5/8s, 2010                                     571,200
       239,000 K&F Industries, Inc. sr. sub. notes
               Ser. B, 9 1/4s, 2007                                     249,755
       330,000 L-3 Communications Corp. company
               guaranty 6 1/8s, 2013                                    340,725
        85,000 Manitowoc Co., Inc. (The) company
               guaranty 10 1/2s, 2012                                    97,113
EUR    190,000 Manitowoc Co., Inc. (The) company
               guaranty 10 3/8s, 2011                                   258,899
      $220,000 Manitowoc Co., Inc. (The) sr. notes
               7 1/8s, 2013                                             234,300
       315,000 Motors and Gears, Inc. sr. notes
               Ser. D, 10 3/4s, 2006                                    267,750
       560,000 Owens-Brockway Glass company
               guaranty 8 1/4s, 2013                                    576,800
       520,000 Owens-Brockway Glass company
               guaranty 7 3/4s, 2011                                    543,400
       685,000 Owens-Brockway Glass sr. sec. notes
               8 3/4s, 2012                                             744,938
       155,420 Pike Electric bank term loan FRN
               4 3/8s, 2010 (acquired 2/27/04, cost
               $157,557) (RES)                                          156,343
       515,000 Pliant Corp. sec. notes 11 1/8s,
               2009                                                     538,175
       550,000 Roller Bearing Company of America
               company guaranty  Ser. B, 9 5/8s,
               2007                                                     541,750
        98,750 Roper bank term loan FRN 3.113s,
               2008 (acquired 12/22/03, cost
               $98,750) (RES)                                            99,923
     1,140,000 Sequa Corp. sr. notes 9s, 2009                         1,282,500
       240,000 Sequa Corp. sr. notes Ser. B,
               8 7/8s, 2008                                             266,400
       230,000 Siebe PLC 144A sr. unsub. 6 1/2s,
               2010 (United Kingdom)                                    209,875
       150,000 Solo Cup Co. bank guaranty FRN
               3.598s, 2011 (acquired 2/19/04, cost
               $150,854) (RES)                                          152,381
       510,000 Solo Cup Co. 144A sr. sub. notes
               8 1/2s, 2014                                             528,488
       505,000 TD Funding Corp. company guaranty
               8 3/8s, 2011                                             535,300
     1,245,000 Tekni-Plex, Inc. company guaranty
               Ser. B, 12 3/4s, 2010                                  1,307,250
       455,000 Tekni-Plex, Inc. 144A sr. sec. notes
               8 3/4s, 2013                                             452,725
       190,000 Terex Corp. company guaranty 9 1/4s,
               2011                                                     212,800
       730,000 Terex Corp. company guaranty Ser. B,
               10 3/8s, 2011                                            830,375
       294,759 Titan Corp. (The) bank term loan FRN
               Ser. B, 4.334s, 2009  (acquired
               various dates from 5/14/02 to
               6/3/02, cost $295,891) (RES)                             294,759
       370,000 Titan Corp. (The) 144A sr. sub.
               notes 8s, 2011                                           421,800
        49,875 Transdigm, Inc. bank term loan FRN
               6s, 2010 (acquired 7/21/03, cost
               $49,875) (RES)                                            50,265
       600,000 Trimas Corp. company guaranty
               9 7/8s, 2012                                             654,000
       365,000 Vought Aircraft Industries, Inc.
               144A sr. notes 8s, 2011                                  377,775
                                                                 --------------
                                                                     32,501,925

Commercial and Consumer Services (0.6%)
-------------------------------------------------------------------------------
       143,242 Coinmach Corp. bank term loan FRN
               Ser. B, 3 7/8s, 2009
               (acquired 1/31/02, cost $143,063)
               (RES)                                                    144,459
     1,190,000 Coinmach Corp. sr. notes 9s, 2010                      1,267,350
        49,239 Corrections Corporation of America
               bank term loan FRN 3.871s,
               2008 (acquired 8/5/03, cost $49,239)
               (RES)                                                     49,823
       441,621 Derby Cycle Corp. (The) sr. notes
               10s, 2008 (In default) (NON)                              19,431
DEM  1,265,879 Derby Cycle Corp. (The) sr. notes
               9 3/8s, 2008 (In default) (NON)                           34,991
       $99,500 IESI Corp. bank term loan FRN
               4.287s, 2010 (acquired various
               dates from 10/20/03 to 10/21/03,
               cost $100,042) (RES)                                     100,868
       645,000 IESI Corp. company guaranty 10 1/4s,
               2012                                                     709,500
       172,800 Laidlaw International, Inc. bank
               term loan FRN 5 1/2s, 2009
               (acquired 6/18/03, cost $169,344)
               (RES)                                                    175,608
     1,340,000 Laidlaw International, Inc. 144A sr.
               notes 10 3/4s, 2011                                    1,500,800
                                                                 --------------
                                                                      4,002,830

Communication Services (4.1%)
-------------------------------------------------------------------------------
       598,000 Alamosa Delaware, Inc. company
               guaranty 11s, 2010                                       638,365
         2,000 Alamosa Delaware, Inc. company
               guaranty zero %  (12s, 7/31/05),
               2009 (STP)                                                 1,820
       715,000 Alamosa Delaware, Inc. 144A sr.
               notes 8 1/2s, 2012                                       679,250
       195,000 American Cellular Corp. company
               guaranty 9 1/2s, 2009 (In default)
               (NON)                                                    185,250
       850,000 American Cellular Corp. sr. notes
               Ser. B, 10s, 2011                                        816,000
       295,000 American Tower Corp. sr. notes
               9 3/8s, 2009                                             311,225
       365,000 American Tower Corp. 144A sr. notes
               7 1/2s, 2012                                             348,575
       750,000 American Towers, Inc. 144A sr. sub.
               notes 7 1/4s, 2011                                       766,875
       550,000 Asia Global Crossing, Ltd. sr. notes
               13 3/8s, 2010 (Bermuda) (In default)
               (NON)                                                     61,875
     1,505,000 Centennial Cellular Operating Co.
               company guaranty 10 1/8s, 2013                         1,550,150
       490,000 Cincinnati Bell, Inc. company
               guaranty 7 1/4s, 2013                                    494,900
     1,085,000 Cincinnati Bell, Inc. sr. sub. notes
               8 3/8s, 2014                                           1,063,300
       749,632 Colo.com, Inc. 144A sr. notes
               13 7/8s, 2010 (In default) (NON)                           7,496
GBP    220,000 Colt Telecommunications Group PLC
               sr. notes 10 1/8s, 2007 (United
               Kingdom)                                                 404,092
EUR    110,000 Colt Telecommunications Group PLC
               sr. notes 7 5/8s, 2009 (United
               Kingdom)                                                 135,968
       $99,500 Crown Castle International Corp.
               bank term loan FRN 4.66s,
               2010 (acquired 10/3/03, cost
               $99,500) (RES)                                           100,961
       765,000 Crown Castle International Corp. sr.
               notes 9 3/8s, 2011                                       830,025
        99,500 Dobson Communications Corp. bank
               term loan FRN 4.38s, 2010  (acquired
               10/20/03, cost $99,500) (RES)                             99,313
     1,100,000 Dobson Communications Corp. sr.
               notes 8 7/8s, 2013                                       874,500
       265,000 Eircom Funding notes 8 1/4s, 2013
               (Ireland)                                                295,475
       390,000 Fairpoint Communications, Inc. sr.
               sub. notes 12 1/2s, 2010                                 436,800
        71,307 Firstworld Communication Corp. sr.
               disc. notes zero %, 2008 (In
               default) (NON)                                                 7
       193,192 Globix Corp. company guaranty 11s,
               2008 (PIK)                                               193,192
       855,000 Inmarsat Finance PLC 144A company
               guaranty 7 5/8s, 2012 (United
               Kingdom)                                                 891,338
       985,000 iPCS, Inc. sr. disc. notes
               stepped-coupon zero % (14s,
               7/15/05), 2010 (In default) (NON)
               (STP)                                                    268,413
       800,000 Level 3 Financing Inc. 144A sr.
               notes 10 3/4s, 2011                                      780,000
       725,000 Madison River Capital Corp. sr.
               notes 13 1/4s, 2010                                      790,250
       235,000 MCI Communications Corp. sr. notes
               6.95s, 2006 (In default) (NON)                           186,825
       460,000 MCI Communications Corp. sr. notes
               Ser. D, 7 1/2s, 2004 (In default)
               (NON)                                                    365,700
       230,000 MCI Communications Corp. sr. notes
               Ser. D, 6 1/2s, 2010 (In default)
               (NON)                                                    182,850
       232,750 Nextel bank term loan FRN 3 3/8s,
               2010 (acquired 12/19/02, cost
               $215,294) (RES)                                          235,010
     1,325,000 Nextel Communications, Inc. sr.
               notes 9 1/2s, 2011                                     1,513,813
       605,000 Nextel Communications, Inc. sr.
               notes 9 3/8s, 2009                                       657,938
       445,000 Nextel Communications, Inc. sr.
               notes 7 3/8s, 2015                                       481,713
       263,000 Nextel Partners, Inc. sr. notes
               12 1/2s, 2009                                            307,710
       550,000 Nextel Partners, Inc. sr. notes 11s,
               2010                                                     610,500
     1,300,000 Nextel Partners, Inc. sr. notes
               8 1/8s, 2011                                           1,374,750
       171,071 PanAmSat Corp. bank term loan FRN
               3.59s, 2010  (acquired 10/29/03,
               cost $171,071) (RES)                                     172,836
       830,000 PanAmSat Corp. company guaranty
               8 1/2s, 2012                                             867,350
       195,000 Qwest Communications International,
               Inc. bank term loan  FRN 6 1/2s,
               2007 (acquired 6/5/03, cost $193,050)
               (RES)                                                    201,256
     1,255,000 Qwest Communications International,
               Inc. 144A sr. notes 7 1/2s, 2014                       1,182,838
       120,000 Qwest Communications International,
               Inc. 144A sr. notes  FRN 4.63s, 2009                     112,200
     2,415,000 Qwest Corp. 144A notes 8 7/8s, 2012                    2,741,025
       360,000 Qwest Services Corp. 144A notes 14s,
               2014                                                     434,700
       280,000 Rogers Wireless, Inc. sec. notes
               9 5/8s, 2011 (Canada)                                    341,950
       270,000 Rural Cellular Corp. sr. sub. notes
               Ser. B, 9 5/8s, 2008                                     246,375
        50,000 SBA bank term loan FRN 4.65s, 2008
               (acquired 2/3/04,  cost $50,000)
               (RES)                                                     49,938
       165,000 SBA Communications Corp. sr. notes
               10 1/4s, 2009                                            162,525
       320,000 SBA Telecommunications Inc. 144A sr.
               disc. notes stepped-coupon  zero %
               (9 3/4s, 12/15/07), 2011 (STP)                           224,800
       225,000 Time Warner Telecom, Inc. 144A sec.
               notes FRN 5.12s, 2011                                    220,500
       365,000 Time Warner Telecom, Inc. 144A sr.
               notes 9 1/4s, 2014                                       368,650
       385,000 Triton PCS, Inc. company guaranty
               8 3/4s, 2011                                             363,825
       670,000 TSI Telecommunication Services, Inc.
               company guaranty  Ser. B, 12 3/4s,
               2009                                                     733,650
       390,000 U S West, Inc. notes 5 5/8s, 2008                        389,025
       417,000 UbiquiTel Operating Co. bonds
               stepped-coupon zero %  (14s,
               4/15/05), 2010 (STP)                                     396,150
       365,000 UbiquiTel Operating Co. 144A sr.
               notes 9 7/8s, 2011                                       355,875
       390,000 US UnWired, Inc. company guaranty
               stepped-coupon Ser. B, zero %
               (13 3/8s, 11/1/04), 2009 (STP)                           364,650
       795,000 Western Wireless Corp. sr. notes
               9 1/4s, 2013                                             816,863
                                                                 --------------
                                                                     29,689,205

Conglomerates (0.3%)
-------------------------------------------------------------------------------
       365,000 Tyco International Group SA company
               guaranty 6 3/4s,  2011 (Luxembourg)                      406,457
     1,670,000 Tyco International Group SA notes
               6 3/8s, 2011 (Luxembourg)                              1,826,609
       255,000 Tyco International Group SA 144A sr.
               notes 6s, 2013 (Luxembourg)                              268,879
                                                                 --------------
                                                                      2,501,945

Consumer (0.6%)
-------------------------------------------------------------------------------
       870,000 Icon Health & Fitness company
               guaranty 11 1/4s, 2012                                   996,150
       940,000 Jostens Holding Corp. sr. disc.
               notes stepped-coupon zero %
               (10 1/4s, 12/1/08), 2013 (STP)                           615,700
       189,555 Jostens, Inc. bank term loan FRN
               Ser. B, 3.72s, 2010
               (acquired 7/28/03, cost $189,555)
               (RES)                                                    191,498
       510,000 Jostens, Inc. sr. sub. notes
               12 3/4s, 2010                                            576,300
     1,681,000 Samsonite Corp. sr. sub. notes
               10 3/4s, 2008                                          1,752,443
                                                                 --------------
                                                                      4,132,091

Consumer Services (0.4%)
-------------------------------------------------------------------------------
        75,000 Service Corp. International notes
               7.2s, 2006                                                79,875
        25,000 Service Corp. International notes
               6 7/8s, 2007                                              26,250
       110,000 Service Corp. International notes
               6 1/2s, 2008                                             114,125
     1,580,000 Service Corp. International notes
               6s, 2005                                               1,647,150
       270,000 Service Corp. International notes
               Ser. (a), 7.7s, 2009                                     289,575
       775,000 Service Corp. International 144A sr.
               notes 6 3/4s, 2016                                       771,125
                                                                 --------------
                                                                      2,928,100

Consumer Staples (7.6%)
-------------------------------------------------------------------------------
        40,000 Adelphia Communications Corp. notes
               Ser. B, 9 7/8s, 2005 (In default)
               (NON)                                                     38,400
       215,000 Adelphia Communications Corp. sr.
               notes 10 7/8s, 2010 (In default)
               (NON)                                                    208,550
        50,000 Adelphia Communications Corp. sr.
               notes 9 3/8s, 2009 (In default)
               (NON)                                                     48,875
       341,000 Adelphia Communications Corp. sr.
               notes Ser. B, 9 7/8s, 2007 (In
               default) (NON)                                           327,360
       580,000 Adelphia Communications Corp. sr.
               notes Ser. B, 7 3/4s, 2009 (In
               default) (NON)                                           553,900
        34,775 Affinity Group Holdings bank term
               loan FRN Ser. B1, 5.12s,
               2009 (acquired 5/27/03, cost
               $34,689) (RES)                                            34,978
        86,939 Affinity Group Holdings bank term
               loan FRN Ser. B2, 5.16s,
               2009 (acquired 5/27/03, cost
               $86,721) (RES)                                            87,446
       545,000 Affinity Group Inc. 144A sr. sub.
               notes 9s, 2012                                           580,425
       660,000 AMC Entertainment, Inc. sr. sub.
               notes 9 7/8s, 2012                                       719,400
       503,000 AMC Entertainment, Inc. sr. sub.
               notes 9 1/2s, 2011                                       525,635
       545,000 AMC Entertainment, Inc. 144A sr.
               sub. notes 8s, 2014                                      540,913
       442,815 American Seafood Group, LLC bank
               term loan FRN Ser. B, 4.415s,
               2009 (acquired 4/11/02, cost
               $442,372) (RES)                                          444,014
       180,000 AMF Bowling Worldwide bank term loan
               FRN 4.152s, 2009 (acquired 2/25/04,
               cost $180,000) (RES)                                     180,900
       359,338 Archibald Candy Corp. company
               guaranty 10s, 2007 (In default)
               (NON) (PIK)                                              143,735
       635,000 Armkel, LLC/Armkel Finance sr. sub.
               notes 9 1/2s, 2009                                       696,913
       430,000 Atlantic Broadband Finance LLC 144A
               sr. sub. notes 9 3/8s, 2014                              422,475
       565,000 Brand Services, Inc. company
               guaranty 12s, 2012                                       658,225
     1,830,000 Cablevision Systems Corp. 144A sr.
               notes 8s, 2012                                         1,830,000
       655,000 Capital Records, Inc. 144A company
               guaranty 8 3/8s, 2009                                    743,425
       900,000 Century Cable Holdings bank term
               loan FRN 6s, 2009 (acquired  various
               dates from 6/5/02 to 6/11/02, cost
               $749,082) (RES)                                          858,562
       157,985 Charter Communications Holdings, LLC
               bank term loan FRN Ser. B,
               3.87s, 2008 (acquired 1/9/03, cost
               $137,249) (RES)                                          157,121
       100,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (12 1/8s,
               1/15/07), 2012 (STP)                                      61,000
       525,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               5/15/06), 2011 (STP)                                     333,375
       415,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. disc. notes
               stepped-coupon zero % (11 3/4s,
               1/15/05), 2010 (STP)                                     338,225
       835,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               11 1/8s, 2011                                            730,625
       860,000 Charter Communications Holdings,
               LLC/Capital Corp. sr. notes
               10 3/4s, 2009                                            752,500
       420,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes
               10 1/4s, 2010                                            355,950
     1,560,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes 10s,
               2011                                                   1,310,400
       960,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes 9 5/8s,
               2009                                                     811,200
       190,000 Charter Communications Holdings,
               LLC/Capital Corp.  sr. notes 8 5/8s,
               2009                                                     156,750
       650,000 Cinemark USA, Inc. sr. sub. notes
               9s, 2013                                                 706,875
     1,600,000 Cinemark USA, Inc. sr. sub. notes
               Ser. B, 8 1/2s, 2008                                   1,660,000
       990,000 Cinemark, Inc. 144A sr. disc. notes
               stepped-coupon 9 3/4s  (9 3/4s,
               3/15/09), 2014 (STP)                                     617,513
       112,500 Constellation Brands, Inc. bank term
               loan FRN 3.213s, 2008  (acquired
               11/3/03, cost $112,500) (RES)                            113,977
       305,000 Constellation Brands, Inc. company
               guaranty Ser. B, 8s, 2008                                343,125
       425,000 Constellation Brands, Inc. sr. sub.
               notes Ser. B, 8 1/8s, 2012                               469,625
       570,000 Cott Beverages USA, Inc. company
               guaranty 8s, 2011                                        629,850
       150,000 CSC Holdings, Inc. sr. notes 7 7/8s,
               2007                                                     161,250
       170,000 Dean Foods Co. sr. notes 6 5/8s,
               2009                                                     182,750
       210,000 Del Monte Corp. company guaranty
               Ser. B, 9 1/4s, 2011                                     235,200
       560,000 Del Monte Corp. sr. sub. notes
               8 5/8s, 2012                                             630,000
       201,730 Del Monte Foods Co. bank term loan
               FRN Ser. B, 3.381s, 2010  (acquired
               12/16/02, cost $200,721) (RES)                           204,882
       178,200 DirecTV bank term loan FRN Ser. B,
               3.397s, 2010 (acquired various dates
               from 3/4/03 to 8/5/03, cost
               $178,200) (RES)                                          180,205
     2,742,000 Diva Systems Corp. sr. disc. notes
               Ser. B, 12 5/8s, 2008 (In default)
               (NON)                                                      6,855
     1,370,000 Doane Pet Care Co. sr. sub. debs.
               9 3/4s, 2007                                           1,209,025
        22,736 Dole Food Co. bank term loan FRN
               4.009s, 2009 (acquired 12/8/03, cost
               $22,736) (RES)                                            23,067
       260,000 Dole Food Co. sr. notes 8 7/8s, 2011                     283,400
       200,000 Dole Food Co. sr. notes 8 5/8s, 2009                     219,000
       665,000 Domino's, Inc. sr. sub. notes
               8 1/4s, 2011                                             716,538
       380,000 Eagle Family Foods company guaranty
               Ser. B, 8 3/4s, 2008                                     307,800
     1,015,000 Echostar DBS Corp. sr. notes
               10 3/8s, 2007                                          1,103,813
     1,509,000 Echostar DBS Corp. sr. notes 9 1/8s,
               2009                                                   1,701,398
     1,660,000 Echostar DBS Corp. 144A sr. notes
               6 3/8s, 2011                                           1,763,750
       125,000 Echostar DBS Corp. 144A sr. notes
               FRN 4.405s, 2008                                         130,000
       250,000 Elizabeth Arden, Inc. 144A company
               guaranty 7 3/4s, 2014                                    261,875
       197,010 Emmis Communications Corp. bank term
               loan FRN Ser. C,  3 3/8s, 2009
               (acquired 6/20/02, cost $196,764)
               (RES)                                                    199,281
       235,000 Emmis Communications Corp. company
               guaranty Ser. B, 8 1/8s, 2009                            244,694
     1,455,000 Granite Broadcasting Corp. 144A sec.
               notes 9 3/4s, 2010                                     1,404,075
       415,000 Gray Television, Inc. company
               guaranty 9 1/4s, 2011                                    462,725
        70,000 Insight Midwest LP/Insight Capital,
               Inc. bank term loan FRN 3.938s, 2009
               (acquired 1/9/01, cost $69,895)
               (RES)                                                     70,292
        40,033 Knology, Inc. 144A sr. notes 12s,
               2009 (PIK)                                                39,833
       585,000 Land O'Lakes, Inc. sr. notes 8 3/4s,
               2011                                                     520,650
       605,000 Mediacom LLC/Mediacom Capital Corp.
               sr. notes 9 1/2s, 2013                                   598,950
       910,000 News America Holdings, Inc. company
               guaranty 9 1/4s, 2013                                  1,195,620
       365,000 North Atlantic Trading Co. 144A sr.
               notes 9 1/4s, 2012                                       365,000
       500,000 Olympus Cable bank term loan FRN
               Ser. B, 6s, 2010  (acquired 6/20/02,
               cost $435,750) (RES)                                     473,750
EUR     70,000 ONO Finance PLC company guaranty
               13s, 2009 (United Kingdom)                                91,385
      $240,000 ONO Finance PLC sr. notes 14s, 2011
               (United Kingdom)                                         262,200
        30,000 ONO Finance PLC sr. notes 13s, 2009
               (United Kingdom)                                          31,800
EUR    150,000 ONO Finance PLC sr. notes Ser. REGS,
               14s, 2011  (United Kingdom)                              197,206
       $15,000 Pegasus Communications Corp. sr.
               notes 12 1/2s, 2007                                       12,750
        60,000 Pegasus Communications Corp. sr.
               notes Ser. B, 9 3/4s, 2006                                52,800
       400,000 Pegasus Satellite sr. notes 12 3/8s,
               2006                                                     353,000
       385,000 Pinnacle Foods Holding Corp. 144A
               sr. sub. notes 8 1/4s, 2013                              409,063
     1,235,000 Playtex Products, Inc. company
               guaranty 9 3/8s, 2011                                  1,185,600
       770,000 Playtex Products, Inc. 144A secd.
               notes 8s, 2011                                           800,800
       650,000 Premier International Foods PLC sr.
               notes 12s, 2009  (United Kingdom)                        702,000
       735,000 Prestige Brands, Inc. 144A sr. sub.
               notes 9 1/4s, 2012                                       725,860
       165,000 Quebecor Media, Inc. sr. disc. notes
               stepped-coupon zero %  (13 3/4s,
               7/15/06), 2011 (Canada) (STP)                            150,150
     1,055,000 Quebecor Media, Inc. sr. notes
               11 1/8s, 2011 (Canada)                                 1,210,613
       108,232 Rayovac Corp. bank term loan FRN
               Ser. B, 3.614s, 2009  (acquired
               9/26/02, cost $108,124) (RES)                            109,044
       352,000 RCN Corp. sr. disc. notes Ser. B,
               zero %, 2008 (In default) (NON)                          163,680
       400,000 Regal Cinemas, Inc. company guaranty
               Ser. B, 9 3/8s, 2012                                     450,500
       700,000 Remington Arms Co., Inc. company
               guaranty 10 1/2s, 2011                                   708,750
       120,000 Rite Aid Corp. bank term loan FRN
               4.093s, 2008  (acquired 5/16/03,
               cost $119,850) (RES)                                     122,820
       560,000 Rite Aid Corp. company guaranty
               9 1/2s, 2011                                             621,600
        35,000 Rite Aid Corp. debs. 6 7/8s, 2013                         32,375
        75,000 Rite Aid Corp. notes 7 1/8s, 2007                         75,000
       380,000 Rite Aid Corp. sec. notes 8 1/8s,
               2010                                                     406,600
       505,000 Rite Aid Corp. sr. notes 9 1/4s,
               2013                                                     535,300
        40,000 Rite Aid Corp. 144A notes 6s, 2005                        39,800
       245,633 Roundy's, Inc. bank term loan FRN
               3.682s, 2009  (acquired 6/3/02, cost
               $245,633) (RES)                                          247,168
       815,000 Sbarro, Inc. company guaranty 11s,
               2009                                                     695,806
        99,900 Scotts Co. (The) bank term loan FRN
               3 1/8s, 2010  (acquired 10/16/03,
               cost $99,900) (RES)                                      101,133
       255,000 Scotts Co. (The) 144A sr. sub. notes
               6 5/8s, 2013                                             270,300
       340,000 Sinclair Broadcast Group, Inc.
               company guaranty 8 3/4s, 2011                            374,000
       375,000 Sinclair Broadcast Group, Inc.
               company guaranty 8s, 2012                                406,406
        93,750 Six Flags, Inc. bank term loan FRN
               Ser. B, 3.6053s, 2009  (acquired
               1/15/03, cost $93,633) (RES)                              94,453
     1,490,000 Six Flags, Inc. sr. notes 8 7/8s,
               2010                                                   1,542,150
       870,000 Six Flags, Inc. 144A sr. notes
               9 5/8s, 2014                                             924,375
       167,163 Sum Media bank term loan FRN Ser. B,
               3.37s, 2009 (acquired 2/4/03, cost
               $167,163) (RES)                                          168,417
     1,270,000 TeleWest Communications PLC debs.
               11s, 2007 (United Kingdom) (In
               default) (NON)                                           806,450
       260,000 TeleWest Communications PLC debs.
               9 5/8s, 2006 (United Kingdom) (In
               default) (NON)                                           161,200
       200,000 TeleWest Communications PLC sr.
               notes Ser. S, 9 7/8s, 2010 (United
               Kingdom) (In default) (NON)                              119,000
        80,000 TeleWest Communications PLC 144A sr.
               notes 11 1/4s, 2008 (United Kingdom)
               (In default) (NON)                                        50,600
       290,000 Videotron Ltee company guaranty
               6 7/8s, 2014 (Canada)                                    303,050
       120,000 Vivendi Universal SA bank term loan
               FRN Ser. B, 3.84s, 2008  (acquired
               6/23/03, cost $120,000) (France)
               (RES)                                                    120,750
       455,000 Vivendi Universal SA sr. notes
               9 1/4s, 2010 (France)                                    543,725
       770,000 Vivendi Universal SA sr. notes
               6 1/4s, 2008 (France)                                    831,600
       720,000 Williams Scotsman, Inc. company
               guaranty 9 7/8s, 2007                                    720,000
     1,421,000 Young Broadcasting, Inc. company
               guaranty 10s, 2011                                     1,520,470
       365,000 Young Broadcasting, Inc. 144A sr.
               sub. notes 8 3/4s, 2014                                  375,950
        60,000 Yum! Brands, Inc. sr. notes 8 7/8s,
               2011                                                      74,925
       420,000 Yum! Brands, Inc. sr. notes 7.7s,
               2012                                                     498,225
       640,000 Yum! Brands, Inc. sr. notes 7.65s,
               2008                                                     735,200
                                                                 --------------
                                                                     55,223,969

Energy (3.5%)
-------------------------------------------------------------------------------
       810,000 Arch Western Finance, LLC 144A sr.
               notes 6 3/4s, 2013                                       862,650
       845,000 Belden & Blake Corp. company
               guaranty Ser. B, 9 7/8s, 2007                            830,213
       640,000 BRL Universal Equipment sec. notes
               8 7/8s, 2008                                             691,200
       340,000 Chesapeake Energy Corp. company
               guaranty 9s, 2012                                        392,700
       105,000 Chesapeake Energy Corp. company
               guaranty 8 3/8s, 2008                                    115,500
       269,000 Chesapeake Energy Corp. company
               guaranty 7 3/4s, 2015                                    297,918
     1,135,000 Chesapeake Energy Corp. sr. notes
               7 1/2s, 2013                                           1,254,175
       510,000 Comstock Resources, Inc. sr. notes
               6 7/8s, 2012                                             520,200
       180,000 Dresser, Inc. bank term loan FRB
               4.61s, 2010 (acquired 2/27/04, cost
               $181,263) (RES)                                          182,644
       695,000 Dresser, Inc. company guaranty
               9 3/8s, 2011                                             757,550
       144,000 El Paso Energy Partners LP company
               guaranty Ser. B, 8 1/2s, 2011                            165,960
       550,000 Encore Acquisition Co. company
               guaranty 8 3/8s, 2012                                    605,000
       255,000 Encore Acquisition Co. 144A sr. sub.
               notes 6 1/4s, 2014                                       257,550
       535,000 Exco Resources, Inc. 144A company
               guaranty 7 1/4s, 2011                                    552,388
       200,000 Forest Oil Corp. company guaranty
               7 3/4s, 2014                                             212,500
       300,000 Forest Oil Corp. sr. notes 8s, 2011                      331,500
       335,000 Forest Oil Corp. sr. notes 8s, 2008                      368,500
       500,000 Gazprom OAO notes Ser. REGS, 9 5/8s,
               2013 (Russia)                                            575,000
     2,160,000 Gazprom OAO 144A notes 9 5/8s, 2013
               (Russia)                                               2,484,000
       355,000 Hanover Compressor Co. sr. notes
               8 5/8s, 2010                                             381,625
       530,000 Hanover Compressor Co. sub. notes
               zero %, 2007                                             408,100
       355,000 Hanover Equipment Trust sec. notes
               Ser. A, 8 1/2s, 2008                                     379,850
       480,000 Hornbeck Offshore Services, Inc. sr.
               notes 10 5/8s, 2008                                      528,000
       365,000 KCS Energy, Inc. 144A sr. notes
               7 1/8s, 2012                                             368,650
       295,000 Key Energy Services, Inc. sr. notes
               6 3/8s, 2013                                             299,425
        80,000 Leviathan Gas Corp. company guaranty
               Ser. B, 10 3/8s, 2009                                     84,800
        85,641 Magellan Midstream Holdings bank
               term loan FRN 4.67s, 2008  (acquired
               6/13/03, cost $87,785) (RES)                              86,926
       550,000 Massey Energy Co. sr. notes 6 5/8s,
               2010                                                     559,625
       700,000 Newfield Exploration Co. sr. notes
               7 5/8s, 2011                                             794,500
       655,000 Offshore Logistics, Inc. company
               guaranty 6 1/8s, 2013                                    651,725
       609,149 Oslo Seismic Services, Inc. 1st
               mtge. 8.28s, 2011                                        609,149
       100,000 Parker Drilling Co. bank term loan
               FRN 5.355s, 2007 (acquired 10/22/03,
               cost $100,000) (RES)                                     101,063
       540,000 Parker Drilling Co. company guaranty
               Ser. B, 10 1/8s, 2009                                    583,200
        89,100 Peabody Energy Corp. bank term loan
               FRN Ser. B, 2.859s, 2010  (acquired
               3/20/03, cost $89,100) (RES)                              89,434
       565,000 Petro Geo-Services notes 10s, 2010
               (Norway)                                                 617,263
       115,000 Pioneer Natural Resources Co.
               company guaranty 6 1/2s, 2008                            128,084
       380,000 Plains All American Pipeline
               LP/Plains All American Finance
               Corp. company guaranty 7 3/4s, 2012                      451,725
       485,000 Plains Exploration & Production Co.
               sr. sub. notes 8 3/4s, 2012                              545,625
       670,000 Pogo Producing Co. sr. sub. notes
               Ser. B, 8 1/4s, 2011                                     753,750
       425,000 Pride Petroleum Services, Inc. sr.
               notes 9 3/8s, 2007                                       432,438
       600,000 Seabulk International, Inc. company
               guaranty 9 1/2s, 2013                                    627,000
       270,000 Seven Seas Petroleum, Inc. sr. notes
               Ser. B, 12 1/2s, 2005 (In default)
               (NON)                                                          3
       745,000 Star Gas Partners LP/Star Gas
               Finance Co. sr. notes 10 1/4s, 2013                      830,675
       180,000 Star Gas Partners LP/Star Gas
               Finance Co. 144A sr. notes  10 1/4s,
               2013                                                     200,700
       334,231 Star Gas Propane 1st Mtge. 8.04s,
               2009 (acquired 5/7/03, cost
               $327,546) (RES)                                          344,258
       930,000 Trico Marine Services, Inc. company
               guaranty 8 7/8s, 2012                                    483,600
       150,000 Universal Compression, Inc. sr.
               notes 7 1/4s, 2010                                       160,875
       670,000 Vintage Petroleum, Inc. sr. notes
               8 1/4s, 2012                                             740,350
       145,000 Vintage Petroleum, Inc. sr. sub.
               notes 7 7/8s, 2011                                       156,238
     1,205,000 Westport Resources Corp. company
               guaranty 8 1/4s, 2011                                  1,340,563
                                                                 --------------
                                                                     25,196,367

Financial (0.6%)
-------------------------------------------------------------------------------
       310,000 Crescent Real Estate Equities LP
               notes 7 1/2s, 2007 (R)                                   328,988
       765,000 Crescent Real Estate Equities LP sr.
               notes 9 1/4s, 2009 (R)                                   851,063
     2,192,000 Finova Group, Inc. notes 7 1/2s,
               2009                                                   1,353,560
       218,500 Hilb, Rogal & Hamilton Co. bank term
               loan FRN Ser. B, 3.938s,
               2007 (acquired 6/20/02, cost
               $218,500) (RES)                                          221,231
       576,000 iStar Financial, Inc. sr. notes
               8 3/4s, 2008 (R)                                         653,040
       125,000 iStar Financial, Inc. sr. notes 7s,
               2008 (R)                                                 135,000
       425,000 iStar Financial, Inc. sr. notes 6s,
               2010 (R)                                                 447,313
       540,000 Western Financial Bank sub. debs.
               9 5/8s, 2012                                             615,600
                                                                 --------------
                                                                      4,605,795

Gaming & Lottery (3.0%)
-------------------------------------------------------------------------------
       500,000 Ameristar Casinos, Inc. company
               guaranty 10 3/4s, 2009                                   578,125
       160,000 Argosy Gaming Co. sr. sub. notes 9s,
               2011                                                     179,200
       650,000 Argosy Gaming Co. 144A sr. sub.
               notes 7s, 2014                                           680,875
       164,175 Borgata Resorts bank term loan FRN
               Ser. B, 5.2013s, 2007  (acquired
               6/5/02, cost $163,765) (RES)                             166,309
       750,000 Boyd Gaming Corp. sr. sub. notes
               8 3/4s, 2012                                             825,000
       370,000 Chumash Casino & Resort Enterprise
               144A sr. notes 9s, 2010                                  408,850
       900,000 Herbst Gaming, Inc. sec. notes
               Ser. B, 10 3/4s, 2008                                  1,012,500
       995,000 Hollywood Park, Inc. company
               guaranty Ser. B, 9 1/4s, 2007                          1,018,631
       940,000 Horseshoe Gaming Holdings company
               guaranty 8 5/8s, 2009                                    985,825
       335,000 Inn of the Mountain Gods 144A sr.
               notes 12s, 2010                                          362,638
       430,000 Mandalay Resort Group sr. notes
               6 1/2s, 2009                                             461,713
     1,590,000 MGM Mirage, Inc. company guaranty
               8 1/2s, 2010                                           1,856,325
       490,000 MGM Mirage, Inc. company guaranty
               6s, 2009                                                 514,500
       105,000 Mohegan Tribal Gaming Authority sr.
               notes 8 1/8s, 2006                                       113,400
       200,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 8 3/8s, 2011                                  221,000
     1,420,000 Mohegan Tribal Gaming Authority sr.
               sub. notes 6 3/8s, 2009                                1,491,000
       905,000 Park Place Entertainment Corp. sr.
               notes 7 1/2s, 2009                                     1,022,650
       495,000 Park Place Entertainment Corp. sr.
               notes 7s, 2013                                           539,550
       395,000 Park Place Entertainment Corp. sr.
               sub. notes 8 7/8s, 2008                                  451,288
       126,396 Penn National Gaming, Inc. bank term
               loan FRN 3.626s, 2010  (acquired
               2/19/03, cost $126,238) (RES)                            127,659
       455,000 Penn National Gaming, Inc. company
               guaranty Ser. B, 11 1/8s, 2008                           510,738
       955,000 Penn National Gaming, Inc. sr. sub.
               notes 8 7/8s, 2010                                     1,040,950
       114,418 Pinnacle Entertainment, Inc. bank
               term loan FRN 4.59s, 2009  (acquired
               12/15/03, cost $114,418) (RES)                           115,657
       555,000 Pinnacle Entertainment, Inc. sr.
               sub. notes 8 3/4s, 2013                                  564,713
       255,000 Pinnacle Entertainment, Inc. 144A
               sr. sub. notes 8 1/4s, 2012                              248,625
       725,000 Resorts International Hotel and
               Casino, Inc. company guaranty
               11 1/2s, 2009                                            801,125
       565,000 Riviera Holdings Corp. company
               guaranty 11s, 2010                                       593,956
       247,505 Scientific Games Holdings bank term
               loan FRB 3.85s, 2008  (acquired
               12/11/02, cost $246,267) (RES)                           250,599
       665,000 Station Casinos, Inc. 144A sr. notes
               6s, 2012                                                 684,950
     1,220,000 Trump Atlantic City Associates
               company guaranty 11 1/4s, 2006                         1,012,600
     1,535,000 Trump Casino Holdings, LLC company
               guaranty 12 5/8s, 2010                                 1,535,000
       945,000 Venetian Casino Resort, LLC company
               guaranty 11s, 2010                                     1,086,750
                                                                 --------------
                                                                     21,462,701

Health Care (3.2%)
-------------------------------------------------------------------------------
        39,958 ALARIS Medical Systems, Inc. bank
               term loan FRN 3.405s, 2009
               (acquired 6/30/03, cost $39,958)
               (RES)                                                     40,408
        87,413 Alderwoods Group, Inc. bank term
               loan FRN 3.929s, 2008  (acquired
               9/9/03, cost $87,413) (RES)                               88,451
     1,385,700 Alderwoods Group, Inc. company
               guaranty 12 1/4s, 2009                                 1,551,984
       179,000 Alliance Imaging, Inc. sr. sub.
               notes 10 3/8s, 2011                                      178,553
       580,000 AmerisourceBergen Corp. company
               guaranty 7 1/4s, 2012                                    630,750
       560,000 AmerisourceBergen Corp. sr. notes
               8 1/8s, 2008                                             624,400
       990,000 Ardent Health Services, Inc. sr.
               sub. notes 10s, 2013                                   1,098,900
       124,375 Beverly Enterprises, Inc. bank term
               loan FRN 4.407s, 2008  (acquired
               10/20/03, cost $124,064) (RES)                           125,696
       130,000 Biovail Corp. sr. sub. notes 7 7/8s,
               2010 (Canada)                                            125,450
       296,250 Community Health Systems, Inc. bank
               term loan FRN Ser. B,  3.629s, 2010
               (acquired 7/11/02, cost $296,250)
               (RES)                                                    301,064
       198,500 Concentra bank term loan FRN 4.941s,
               2009 (acquired 8/12/03, cost
               $198,500) (RES)                                          200,733
       175,648 Dade Behring, Inc. company guaranty
               11.91s, 2010                                             202,215
       298,113 DaVita, Inc. bank term loan FRN
               Ser. B, 3.402s, 2009  (acquired
               various dates from 7/17/03 to
               1/30/04, cost $299,269) (RES)                            301,094
       500,000 Extendicare Health Services, Inc.
               company guaranty 9 1/2s, 2010                            558,750
       110,662 Fisher Scientific International,
               Inc. bank term loan FRN 3.17s,
               2010 (acquired 2/13/03, cost
               $110,662) (RES)                                          111,492
        99,500 Hanger Orthopedic Group, Inc. bank
               term loan FRN 3.86s, 2009  (acquired
               9/29/03, cost $99,500) (RES)                             100,619
       605,000 Hanger Orthopedic Group, Inc.
               company guaranty 10 3/8s, 2009                           678,356
     1,500,000 HCA, Inc. med. term notes 8.85s,
               2007                                                   1,701,389
     1,240,000 HCA, Inc. notes 7s, 2007                               1,367,517
       980,000 Healthsouth Corp. notes 7 5/8s, 2012                     962,850
       510,000 Healthsouth Corp. sr. notes 8 1/2s,
               2008                                                     508,725
       245,000 Healthsouth Corp. sr. notes 8 3/8s,
               2011                                                     243,775
       205,000 Healthsouth Corp. sr. notes 7s, 2008                     197,313
       400,000 IASIS Healthcare Corp. company
               guaranty 13s, 2009                                       444,000
        75,000 IASIS Healthcare Corp. company
               guaranty 8 1/2s, 2009                                     80,250
       365,000 Insight Health Services Corp. 144A
               company guaranty 9 7/8s, 2011                            365,913
       133,625 Kinetic Concepts, Inc. bank term
               loan FRN 3.42s, 2011
               (acquired 8/5/03, cost $133,969)
               (RES)                                                    134,850
       252,132 Magellan Health Services, Inc. sr.
               notes Ser. A, 9 3/8s, 2008                               268,521
       149,250 Medex, Inc. bank term loan FRN
               4.128s, 2009 (acquired various
               dates from 5/16/03 to 6/16/03, cost
               $149,177) (RES)                                          150,276
       560,000 Mediq, Inc. debs. 13s, 2009 (In
               default) (NON)                                                56
       925,000 MedQuest, Inc. company guaranty
               Ser. B, 11 7/8s, 2012                                  1,045,250
       365,000 NeighborCare, Inc. 144A sr. sub.
               notes 6 7/8s, 2013                                       380,513
       185,000 Omega Health Care Investors 144A sr.
               notes 7s, 2014                                           189,625
       740,000 Omnicare, Inc. sr. sub. notes
               6 1/8s, 2013                                             771,450
       737,000 PacifiCare Health Systems, Inc.
               company guaranty 10 3/4s, 2009                           865,975
       670,000 Province Healthcare Co. sr. sub.
               notes 7 1/2s, 2013                                       696,800
       720,000 Stewart Enterprises, Inc. notes
               10 3/4s, 2008                                            810,000
       390,000 Tenet Healthcare Corp. notes 7 3/8s,
               2013                                                     351,975
        45,000 Tenet Healthcare Corp. sr. notes
               6 1/2s, 2012                                              38,813
       720,000 Tenet Healthcare Corp. sr. notes
               6 3/8s, 2011                                             622,800
       995,000 Tenet Healthcare Corp. sr. notes
               5 3/8s, 2006                                             935,300
       481,736 Triad Hospitals, Inc. bank term loan
               FRN Ser. B, 3.34s, 2008  (acquired
               4/24/01, cost $481,255) (RES)                            487,307
     1,100,000 Triad Hospitals, Inc. 144A sr. sub.
               notes 7s, 2013                                         1,127,500
       840,000 Universal Hospital Services, Inc.
               144A sr. notes 10 1/8s, 2011                             907,200
       305,000 Ventas Realty LP/Capital Corp.
               company guaranty 9s, 2012                                352,275
                                                                 --------------
                                                                     22,927,133

Homebuilding (0.9%)
-------------------------------------------------------------------------------
       430,000 Beazer Homes USA, Inc. company
               guaranty 8 5/8s, 2011                                    479,450
       155,000 Beazer Homes USA, Inc. company
               guaranty 8 3/8s, 2012                                    173,213
       125,000 Beazer Homes USA, Inc. 144A sr.
               notes 6 1/2s, 2013                                       131,563
       630,000 D.R. Horton, Inc. sr. notes 7 7/8s,
               2011                                                     737,100
       155,000 D.R. Horton, Inc. sr. notes 6 7/8s,
               2013                                                     171,275
       440,000 D.R. Horton, Inc. sr. notes 5 7/8s,
               2013                                                     457,600
       450,000 K. Hovnanian Enterprises, Inc.
               company guaranty 10 1/2s, 2007                           528,750
       600,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8 7/8s, 2012                            678,000
       205,000 K. Hovnanian Enterprises, Inc.
               company guaranty 8s, 2012                                228,063
       295,000 K. Hovnanian Enterprises, Inc. sr.
               notes 6 1/2s, 2014                                       301,638
       385,000 K. Hovnanian Enterprises, Inc. 144A
               sr. notes 6 3/8s, 2014                                   387,888
        50,000 Landsource bank term loan FRN
               3 5/8s, 2010 (acquired 1/12/04, cost
               $50,000) (RES)                                            50,750
       295,000 Meritage Corp. company guaranty
               9 3/4s, 2011                                             334,825
       385,000 Schuler Homes, Inc. company guaranty
               10 1/2s, 2011                                            454,300
       335,000 Technical Olympic USA, Inc. company
               guaranty 10 3/8s, 2012                                   377,713
       300,000 Technical Olympic USA, Inc. company
               guaranty 9s, 2010                                        326,250
       185,000 Technical Olympic USA, Inc. 144A
               sub. notes 7 1/2s, 2011                                  184,075
       810,000 WCI Communities, Inc. company
               guaranty 9 1/8s, 2012                                    903,150
                                                                 --------------
                                                                      6,905,603

Household Furniture and Appliances (0.4%)
-------------------------------------------------------------------------------
       701,000 Sealy Mattress Co. company guaranty
               Ser. B, zero %, 2007                                     728,164
       890,000 Sealy Mattress Co. sr. sub. notes
               Ser. B, 9 7/8s, 2007                                     922,040
     1,100,000 Sealy Mattress Co. 144A sr. sub.
               notes 8 1/4s, 2014                                     1,097,250
                                                                 --------------
                                                                      2,747,454

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------
       445,000 FelCor Lodging LP company guaranty
               9 1/2s, 2008 (R)                                         472,813
       700,000 Gaylord Entertainment Co. 144A sr.
               notes 8s, 2013                                           746,375
       850,000 Hilton Hotels Corp. notes 7 5/8s,
               2012                                                     977,500
     1,848,000 HMH Properties, Inc. company
               guaranty Ser. B, 7 7/8s, 2008                          1,919,610
       250,000 Host Marriott LP sr. notes 7 1/8s,
               2013 (R)                                                 259,375
       279,000 Host Marriott LP sr. notes Ser. E,
               8 3/8s, 2006 (R)                                         297,833
       470,000 ITT Corp. debs. 7 3/8s, 2015                             507,600
       585,000 ITT Corp. notes 6 3/4s, 2005                             615,713
     1,625,000 John Q. Hammons Hotels LP/John Q.
               Hammons Hotels  Finance Corp. III
               1st mtge. Ser. B, 8 7/8s, 2012                         1,795,625
       525,000 Meristar Hospitality Corp. company
               guaranty 9 1/8s, 2011 (R)                                552,563
       565,000 Meristar Hospitality Corp. company
               guaranty 9s, 2008 (R)                                    587,600
        75,000 MeriStar Hospitality Operating
               Partnership/MeriStar
               Hospitality Finance Corp. company
               guaranty 10 1/2s, 2009                                    80,625
       680,000 RFS Partnership LP company guaranty
               9 3/4s, 2012                                             734,400
       100,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 7/8s, 2012                      113,000
       390,000 Starwood Hotels & Resorts Worldwide,
               Inc. company guaranty  7 3/8s, 2007                      424,125
                                                                 --------------
                                                                     10,084,757

Other (0.3%)
-------------------------------------------------------------------------------
     2,350,000 Dow Jones TRAC-X NA HY T1 144A notes
               7 3/8s, 2009                                           2,376,438

Publishing (1.9%)
-------------------------------------------------------------------------------
       185,926 Dex Media West, LLC bank term loan
               FRN 3.873s, 2010  (acquired 9/9/03,
               cost $185,926) (RES)                                     188,848
     1,115,000 Dex Media West, LLC 144A sr. notes
               8 1/2s, 2010                                           1,229,288
       505,000 Dex Media, Inc. 144A disc. notes
               stepped-coupon zero %  (9s,
               11/15/08), 2013 (STP)                                    323,200
       580,000 Dex Media, Inc. 144A notes 8s, 2013                      575,650
       670,000 Garden State Newspapers, Inc. sr.
               sub. notes 8 5/8s, 2011                                  706,850
     1,605,218 Hollinger Participation Trust 144A
               sr. notes 12 1/8s,  2010 (Canada)
               (PIK)                                                  1,850,014
       187,517 PRIMEDIA, Inc. bank term loan FRN
               Ser. B, 3.887s, 2009  (acquired
               2/10/03, cost $179,547) (RES)                            185,923
     1,095,000 PRIMEDIA, Inc. company guaranty
               8 7/8s, 2011                                           1,122,375
       350,000 PRIMEDIA, Inc. company guaranty
               7 5/8s, 2008                                             350,875
       800,000 PRIMEDIA, Inc. 144A sr. notes 8s,
               2013                                                     804,000
       365,000 Reader's Digest Association, Inc.
               (The) 144A sr. notes 6 1/2s, 2011                        375,950
       246,918 RH Donnelley Finance Corp. I bank
               term loan FRN Ser. B, 3.392s,  2010
               (acquired 12/4/02, cost $244,449)
               (RES)                                                    250,454
       125,000 RH Donnelley Finance Corp. I company
               guaranty 8 7/8s, 2010                                    140,625
       925,000 RH Donnelley Finance Corp. I 144A
               sr. notes 8 7/8s, 2010                                 1,040,625
       475,000 RH Donnelley Finance Corp. I 144A
               sr. sub. notes 10 7/8s, 2012                             566,438
       875,000 Vertis, Inc. company guaranty
               Ser. B, 10 7/8s, 2009                                    879,375
       455,000 Vertis, Inc. sec. notes 9 3/4s, 2009                     492,538
       730,000 Vertis, Inc. sub. notes 13 1/2s,
               2009                                                     708,100
       190,000 Von Hoffman Corp. company guaranty
               10 1/4s, 2009                                            198,313
       100,000 Von Hoffman Press, Inc. company
               guaranty 10 3/8s, 2007                                   100,250
       920,000 Von Hoffman Press, Inc. company
               guaranty 10 1/4s, 2009                                   961,400
       139,712 Von Hoffman Press, Inc. debs. 13s,
               2009 (PIK)                                               125,741
       165,000 WRC Media Corp. bank term loan FRN
               6.152s, 2009  (acquired 3/25/04,
               cost $165,000) (RES)                                     165,413
       540,000 WRC Media Corp. sr. sub. notes
               12 3/4s, 2009                                            544,050
        62,000 Yell Finance BV sr. notes 10 3/4s,
               2011 (Netherlands)                                        72,633
                                                                 --------------
                                                                     13,958,928

Retail (0.6%)
-------------------------------------------------------------------------------
        76,705 Advance Stores bank term loan FRN
               Ser. C, 3.154s, 2007  (acquired
               3/4/03, cost $76,705) (RES)                               77,472
       455,000 Asbury Automotive Group, Inc. 144A
               sr. sub. notes 8s, 2014                                  455,000
       885,000 Autonation, Inc. company guaranty
               9s, 2008                                               1,035,450
       335,000 Gap, Inc. (The) notes 6.9s, 2007                         371,850
       575,000 JC Penney Co., Inc. notes 9s, 2012                       728,813
        30,000 JC Penney Co., Inc. notes 8s, 2010                        35,175
     1,107,000 Saks, Inc. 144A company guaranty 7s,
               2013                                                   1,162,350
       515,000 United Auto Group, Inc. company
               guaranty 9 5/8s, 2012                                    574,225
                                                                 --------------
                                                                      4,440,335

Technology (1.1%)
-------------------------------------------------------------------------------
       448,000 AMI Semiconductor, Inc. company
               guaranty 10 3/4s, 2013                                   524,160
       126,000 Avaya, Inc. sec. sr. notes 11 1/8s,
               2009                                                     150,255
       509,000 DigitalNet Holdings Inc. sr. notes
               9s, 2010                                                 549,084
     1,150,000 Iron Mountain, Inc. company guaranty
               8 5/8s, 2013                                           1,253,500
       390,000 Iron Mountain, Inc. sr. sub. notes
               8 1/4s, 2011                                             411,450
       513,000 ON Semiconductor Corp. company
               guaranty 13s, 2008                                       620,730
       560,000 SCG Holding & Semiconductor Corp.
               company guaranty 12s, 2009                               604,800
       330,000 SCG Holding Corp. 144A notes zero %,
               2011                                                     471,900
       620,000 Seagate Technology Hdd Holdings
               company guaranty  8s, 2009 (Cayman
               Islands)                                                 677,350
       180,000 Xerox Corp. company guaranty 9 3/4s,
               2009                                                     209,700
EUR    195,000 Xerox Corp. sr. notes 9 3/4s, 2009                       278,172
    $1,255,000 Xerox Corp. sr. notes 7 5/8s, 2013                     1,336,575
       735,000 Xerox Corp. sr. notes 7 1/8s, 2010                       780,938
                                                                 --------------
                                                                      7,868,614

Textiles (0.4%)
-------------------------------------------------------------------------------
       940,000 Levi Strauss & Co. sr. notes
               12 1/4s, 2012                                            709,700
       460,000 Oxford Industries, Inc. 144A sr.
               notes 8 7/8s, 2011                                       494,500
       220,000 Phillips-Van Heusen Corp. 144A sr.
               notes 7 1/4s, 2011                                       227,700
       670,000 Russell Corp. company guaranty
               9 1/4s, 2010                                             715,225
       399,000 William Carter Holdings Co. (The)
               company guaranty  Ser. B, 10 7/8s,
               2011                                                     460,845
                                                                 --------------
                                                                      2,607,970

Tire & Rubber (0.2%)
-------------------------------------------------------------------------------
       120,000 Goodyear Tire & Rubber Co. (The)
               bank term loan FRN 5.61s,  2006
               (acquired 2/19/04, cost $120,000)
               (RES)                                                    119,550
       190,000 Goodyear Tire & Rubber Co. (The)
               notes 8 1/2s, 2007                                       180,975
     1,430,000 Goodyear Tire & Rubber Co. (The)
               notes 7.857s, 2011                                     1,179,750
       200,000 Goodyear Tire & Rubber Co. (The)
               notes 6 3/8s, 2008                                       172,000
                                                                 --------------
                                                                      1,652,275

Transportation (0.9%)
-------------------------------------------------------------------------------
       445,000 Allied Holdings, Inc. company
               guaranty Ser. B, 8 5/8s, 2007                            429,425
       550,000 American Airlines, Inc. pass-through
               certificates Ser. 01-1,  6.817s,
               2011                                                     506,000
       985,000 Calair, LLC/Calair Capital Corp.
               company guaranty 8 1/8s, 2008                            842,175
       930,000 CSX Corp. notes 6 1/4s, 2008                           1,039,109
       390,000 Delta Air Lines, Inc. pass-through
               certificates Ser. 00-1,  7.779s,
               2005                                                     339,423
       242,104 Delta Air Lines, Inc. pass-through
               certificates Ser. 02-1,  7.779s,
               2012                                                     208,209
       910,000 Kansas City Southern Railway Co.
               company guaranty 9 1/2s, 2008                          1,012,375
       190,000 Kansas City Southern Railway Co.
               company guaranty 7 1/2s, 2009                            195,700
       135,000 Navistar International Corp. sr.
               notes Ser. B, 8s, 2008                                   138,375
       540,000 Northwest Airlines, Inc. company
               guaranty 7 5/8s, 2005                                    526,500
       255,231 NWA Trust sr. notes Ser. A, 9 1/4s,
               2012                                                     262,888
       163,882 Pacer International, Inc. bank term
               loan FRN 3.919s, 2010  (acquired
               6/10/03, cost $164,564) (RES)                            165,521
       190,000 Travel Centers of America, Inc.
               company guaranty 12 3/4s, 2009                           223,250
       620,000 United AirLines, Inc. debs. 9 1/8s,
               2012 (In default) (NON)                                   83,700
     1,370,337 US Air, Inc. pass-through
               certificates Ser. 93-A2,
               9 5/8s, 2004 (In default) (NON)                          438,508
                                                                 --------------
                                                                      6,411,158

Utilities & Power (4.2%)
-------------------------------------------------------------------------------
        54,000 AES Corp. (The) sr. notes 8 7/8s,
               2011                                                      57,780
        30,000 AES Corp. (The) sr. notes 8 3/4s,
               2008                                                      31,538
     1,885,000 AES Corp. (The) 144A sec. notes
               8 3/4s, 2013                                           2,068,788
       940,000 Allegheny Energy Supply 144A bonds
               8 1/4s, 2012                                             935,300
       340,000 Allegheny Energy Supply 144A sec.
               notes 10 1/4s, 2007                                      370,600
       150,000 Allegheny Energy, Inc. bank term
               loan FRB 7 1/4s, 2011  (acquired
               3/5/04, cost $150,000) (RES)                             150,900
     1,610,000 Calpine Canada Energy Finance
               company guaranty  8 1/2s, 2008
               (Canada)                                               1,187,375
     1,940,000 Calpine Corp. 144A sec. notes
               8 1/2s, 2010                                           1,784,800
       280,000 CenterPoint Energy Resources Corp.
               debs. 6 1/2s, 2008                                       302,697
       240,000 CenterPoint Energy Resources Corp.
               sr. notes Ser. B, 7 7/8s, 2013                           277,801
       150,000 CMS Energy Corp. pass-through
               certificates 7s, 2005                                    152,250
       600,000 CMS Energy Corp. sr. notes 8.9s,
               2008                                                     645,000
       230,000 CMS Energy Corp. sr. notes 8 1/2s,
               2011                                                     245,525
       180,000 CMS Energy Corp. 144A sr. notes
               7 3/4s, 2010                                             186,750
       295,000 Dynegy Holdings, Inc. sr. notes
               6 7/8s, 2011                                             256,650
     1,810,000 Dynegy Holdings, Inc. 144A sec.
               notes 10 1/8s, 2013                                    1,986,475
       385,000 Dynegy-Roseton Danskamme company
               guaranty  Ser. A, 7.27s, 2010                            365,750
       265,000 Edison Mission Energy sr. notes 10s,
               2008                                                     278,913
       440,000 Edison Mission Energy sr. notes
               9 7/8s, 2011                                             463,100
       320,000 Edison Mission Energy sr. notes
               7.73s, 2009                                              308,800
       200,000 El Paso CGP Co. notes 6 3/8s, 2009                       168,000
       275,000 El Paso Corp. notes Ser. MTN, 6.95s,
               2007                                                     250,250
       670,000 El Paso Corp. sr. notes 7 3/8s, 2012                     576,200
       365,000 El Paso Natural Gas Co. sr. notes
               Ser. A, 7 5/8s, 2010                                     373,213
     1,190,000 El Paso Production Holding Co.
               company guaranty 7 3/4s, 2013                          1,103,725
       100,000 Gemstone Investor, Ltd. 144A company
               guaranty 7.71s, 2004                                      99,750
       380,323 Midland Funding II Corp. debs.
               Ser. A, 11 3/4s, 2005                                    402,192
       385,000 Midwest Generation LLC pass-through
               certificates Ser. A, 8.3s, 2009                          396,550
       270,000 Mirant Americas Generation, Inc. sr.
               notes 8.3s, 2011 (In default) (NON)                      199,800
       220,000 Mirant Americas Generation, Inc. sr.
               notes 7 5/8s, 2006 (In default)
               (NON)                                                    162,800
       280,000 Mirant Americas Generation, Inc. sr.
               notes 7.2s, 2008 (In default) (NON)                      207,200
       280,000 Mission Energy Holding Co. sec.
               notes 13 1/2s, 2008                                      288,400
       670,000 Nevada Power Co. 144A 2nd mtge. 9s,
               2013                                                     752,075
     1,020,000 Northwest Pipeline Corp. company
               guaranty 8 1/8s, 2010                                  1,127,100
       335,000 Northwestern Corp. notes 7 7/8s,
               2007 (In default) (NON)                                  283,075
       201,855 NRG bank term loan FRN 5.494s, 2010
               (acquired 12/19/03, cost $200,846)
               (RES)                                                    207,596
       113,021 NRG bank term loan FRN 1.07s, 2010
               (acquired 12/19/03, cost $112,456)
               (RES)                                                    116,235
     1,795,000 NRG Energy, Inc. 144A sr. sec. notes
               8s, 2013                                               1,853,338
       655,000 Orion Power Holdings, Inc. sr. notes
               12s, 2010                                                810,563
       360,000 Pacific Gas & Electric Co. 144A sr.
               notes 10 3/8s, 2005 (In default)
               (NON)                                                    361,800
       855,000 PG&E Corp. 144A sec. notes 6 7/8s,
               2008                                                     933,019
       160,000 PG&E Gas Transmission Northwest sr.
               notes 7.1s, 2005                                         166,504
       615,000 PSEG Energy Holdings, Inc. notes
               7 3/4s, 2007                                             650,363
       485,000 SEMCO Energy, Inc. sr. notes 7 3/4s,
               2013                                                     516,525
       915,000 Sierra Pacific Resources 144A sr.
               notes 8 5/8s, 2014                                       928,725
        90,000 Southern California Edison Co. notes
               6 3/8s, 2006                                              96,463
       320,000 Teco Energy, Inc. notes 10 1/2s,
               2007                                                     372,800
       185,000 Teco Energy, Inc. notes 7.2s, 2011                       196,563
       480,000 Teco Energy, Inc. notes 7s, 2012                         506,400
       375,000 Teco Energy, Inc. sr. notes 7 1/2s,
               2010                                                     404,063
       150,000 Teton Power Funding bank term loan
               FRN 4.36s, 2011  (acquired 2/4/04,
               cost $150,000) (RES)                                     151,125
       120,000 Unisource Energy bank term loan FRN
               5.652s, 2011  (acquired 3/25/04,
               cost $118,800) (RES)                                     118,200
     1,050,000 Utilicorp Canada Finance Corp.
               company guaranty  7 3/4s, 2011
               (Canada)                                               1,008,000
       190,000 Utilicorp United, Inc. sr. notes
               9.95s, 2011                                              198,550
       595,000 Western Resources, Inc. sr. notes
               9 3/4s, 2007                                             687,969
       150,000 Williams Cos., Inc. (The) notes
               8 1/8s, 2012                                             165,563
       545,000 Williams Cos., Inc. (The) notes
               6 1/2s, 2006                                             568,844
       705,000 Williams Cos., Inc. (The) sr. notes
               8 5/8s, 2010                                             775,500
       375,000 Williams Holdings Of Delaware notes
               6 1/2s, 2008                                             389,531
       119,102 Williams Products bank term loan FRN
               3.605s, 2007  (acquired 6/4/03, cost
               $119,102) (RES)                                          120,144
       226,429 York Power Funding 144A notes 12s,
               2007 (Cayman Islands) (In default)
               (NON)                                                         23
                                                                 --------------
                                                                     30,751,528
                                                                 --------------
               Total Corporate bonds and notes
               (cost $327,565,456)                                 $342,441,041

U.S. government and agency mortgage obligations (8.3%) (a)
Principal amount                                                          Value

U.S. Government Agency Mortgage Obligations (8.3%)
-------------------------------------------------------------------------------
               Federal National Mortgage
               Association Pass-Through
               Certificates
          $129 8 1/2s, March 1, 2006                                       $137
        24,329 8s, with due dates from October 1,
               2025 to July 1, 2028                                      26,479
        31,834 7 1/2s, December 1, 2029                                  34,135
    17,890,332 6 1/2s, with due dates from May 1,
               2026 to November 1, 2033                              18,823,373
        45,230 6 1/2s, October 1, 2018                                   47,592
    39,858,000 5s, TBA, April 1, 2018                                40,966,531
                                                                 --------------
               Total U.S. government and agency
               mortgage obligations
               (cost $59,773,090)                                   $59,898,247

U.S. treasury obligations (10.8%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $23,608,000 U.S. Treasury Bonds 4 1/4s, August
               15, 2013                                             $24,463,790
               U.S. Treasury Notes
     7,500,000 6 1/2s, February 15, 2010                              8,891,603
    33,242,000 3 1/4s, August 15, 2008                               34,178,228
    10,518,000 1 5/8s, March 31, 2005                                10,567,719
                                                                 --------------
               Total U.S. treasury obligations
               (cost $76,720,535)                                   $78,101,340

Foreign government bonds and notes (14.3%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
AUD  3,177,000 Australia (Government of) bonds
               6 1/2s, 2013                                          $2,599,945
    $4,610,000 Brazil (Federal Republic of) bonds
               2.063s, 2012                                           4,033,750
     1,525,000 Bulgaria (Republic of) 144A bonds
               8 1/4s, 2015                                           1,860,500
CAD  3,680,000 Canada (Government of) bonds
               Ser. WH31, 6s, 2008                                    3,096,398
      $900,000 Chile (Republic of) bonds 5 1/2s,
               2013                                                     950,850
       695,000 Colombia (Republic of) bonds
               Ser. NOV, 9 3/4s, 2009                                   807,243
     2,150,000 Colombia (Republic of) notes
               10 3/4s, 2013                                          2,578,925
       500,000 Colombia (Republic of) unsub.
               9 3/4s, 2009                                             579,000
EUR    275,000 Colombia (Republic of) unsub. bonds
               Ser. 15A, 11 3/8s, 2008                                  394,996
      $330,000 Dominican (Republic of) 144A notes
               9 1/2s, 2006                                             254,100
       140,000 Dominican (Republic of) 144A notes
               9.04s, 2013                                              101,500
       500,000 Ecuador (Republic of) bonds
               Ser. REGS, 12s, 2012                                     511,500
     1,000,000 El Salvador (Republic of) 144A notes
               8 1/2s, 2011                                           1,165,000
EUR  8,330,000 Germany (Federal Republic of) bonds
               Ser. 95, 7 3/8s, 2005                                 10,644,474
EUR  1,345,000 Hellenic Greece (Republic of) bonds
               3 1/2s, 2008                                           1,688,463
      $185,000 Indonesia (Republic of) FRN 2.005s,
               2006                                                     172,513
       460,000 Indonesia (Republic of) FRN 2.005s,
               2005                                                     441,600
     1,600,000 Indonosia (Republic of) 144A sr.
               notes 6 3/4s, 2014                                     1,586,400
EUR  3,400,000 Italy (Government of) treasury bonds
               5 1/2s, 2010                                           4,652,237
NZD  5,470,000 New Zealand (Government of) bonds
               8s, 2006                                               3,867,803
NZD  5,804,000 New Zealand (Government of) bonds
               Ser. 709, 7s, 2009                                     4,102,041
      $605,000 Philippines (Republic of) sr. notes
               8 7/8s, 2015                                             601,219
     9,190,000 Russia (Federation of) unsub.
               8 1/4s, 2010                                          10,426,055
       945,000 Russia (Ministry of Finance) deb.
               Ser. V, 3s, 2008                                         867,038
EUR    305,000 South Africa (Republic of) bonds
               5 1/4s, 2013                                             374,004
    $2,855,000 South Africa (Republic of) notes
               7 3/8s, 2012                                           3,311,800
EUR  1,000,000 Spain (Government of) bonds 5.4s,
               2011                                                   1,368,157
SEK 30,690,000 Sweden (Government of) bonds 6 3/4s,
               2014                                                   4,886,460
SEK 26,915,000 Sweden (Government of) bonds Ser.
               3101, 4s, 2008                                         4,457,864
      $344,406 Ukraine (Government of) sr. notes
               Ser. REGS, 11s, 2007                                     385,735
       730,000 Ukraine (Government of) 144A bonds
               7.65s, 2013                                              761,390
     1,080,000 Ukraine (Government of) 144A unsub.
               notes 6 7/8s, 2011                                     1,108,404
GBP  4,030,000 United Kingdom treasury bonds
               7 1/4s, 2007                                           8,068,762
GBP  6,900,000 United Kingdom treasury bonds
               7 1/2s, 2006                                          13,624,800
    $5,000,000 United Mexican States notes 6 3/8s,
               2013                                                   5,415,000
       465,000 Venezuela (Republic of) notes
               10 3/4s, 2013                                            485,925
     2,095,000 Venezuela (Republic of) unsub. bonds
               5 3/8s, 2010                                           1,744,088
                                                                 --------------
               Total Foreign government bonds and
               notes (cost $89,260,728)                            $103,975,939

Asset-backed securities (6.1%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $184,880 AABST 144A Ser. 04-1N, 5s, 2034                         $184,880
               ABSC NIMS Trust 144A
       397,059 Ser. 03-HE5, Class A, 7s, 2033                           397,059
       257,548 Ser. 03-HE7, Class A, 7s, 2033                           257,548
       201,000 Ser. 04-HE2, Class A1, 6 3/4s, 2034                      201,000
       164,000 Ameriquest Mortgage Securities, Inc.
               FRB Ser. 03-AR3,  Class M5, 4.84s,
               2033                                                     173,738
               Amortizing Residential Collateral
               Trust
     6,434,545 Ser. 02-BC1, Class A, Interest Only
               (IO), 6s, 2005                                           247,847
       387,000 FRN Ser. 02-BC5, Class B, 3.34s,
               2032                                                     377,930
       143,270 AQ Finance NIM Trust Ser. 03-N1,
               Class NOTE, 9.37s, 2033                                  143,225
               AQ Finance NIM Trust 144A
       420,503 Ser. 03-N2, Class NOTE, 9.3s, 2033                       423,657
       136,122 Ser. 03-N9A, Class NOTE, 7.385s,
               2033                                                     136,887
               Arc Net Interest Margin Trust 144A
        42,046 Ser. 02-1A, Class A, 7 3/4s, 2032                         42,038
         9,370 Ser. 02-5A, Class A, 7 3/4s, 2032                          9,190
        94,072 Ser. 02-8A, Class A1, 7 3/4s, 2032                        93,296
       383,000 Arcap REIT, Inc. 144A Ser. 03-1A,
               Class E, 7.11s, 2038                                     406,160
               Argent NIM Trust 144A
       281,703 Ser. 03-N6, Class A, 6.4s, 2034                          280,295
       114,000 Ser. 04-WN2, Class A, 4.55s, 2034                        113,994
       434,000 Asset Backed Funding Certificates
               FRB Ser. 03-WF1, Class M3,  4.14s,
               2032                                                     434,576
               Asset Backed Funding Corp. NIM Trust
               144A
        84,797 Ser. 03-WF1, Class N1, 8.35s, 2032                        84,797
       156,000 Ser. 04-0PT1, Class N2, 7s, 2033                         155,999
       806,000 Asset Backed Securities Corp. Home
               Equity Loan Trust FRN  Ser. 03-HE2,
               Class M4, 4.94s, 2033                                    828,132
       328,516 Aviation Capital Group Trust 144A
               FRB Ser. 03-2A, Class G1,  1.79s,
               2033                                                     329,337
     1,845,000 Bank One Issuance Trust FRN Ser.
               02-C1, Class C1, 2.05s, 2009                           1,833,973
               Bayview Financial Acquisition Trust
       746,246 Ser. 02-CA, Class A, IO, 5.1s, 2004                       14,925
    26,373,259 Ser. 03-X, Class A, IO, 1.36s, 2006                      391,478
       601,169 FRN Ser. 01-DA, Class M3, 2.49s,
               2031                                                     603,048
               Chase Funding Net Interest Margin
               144A
        34,782 Ser. 03-1A, 8 3/4s, 2004                                  34,782
       153,224 Ser. 03-2A, Class NOTE, 8 3/4s, 2035                     153,990
       411,385 Ser. 03-4A, Class NOTE, 6 3/4s, 2036                     413,442
       198,000 Citigroup Mortgage Loan Trust, Inc.
               FRB Ser. 03-HE3, Class M4,  4.09s,
               2034                                                     191,379
               Conseco Finance Securitizations Corp.
       248,000 Ser. 00-2, Class A4, 8.48s, 2021                         256,158
     3,066,000 Ser. 00-4, Class A6, 8.31s, 2032                       2,710,704
     1,100,000 Ser. 00-6, Class M2, 8.2s, 2032                          165,000
        23,000 Ser. 01-04, Class A4, 7.36s, 2019                         23,373
     1,352,000 Ser. 01-1, Class A5, 6.99s, 2032                       1,273,400
        13,000 Ser. 01-3, Class A3, 5.79s, 2024                          13,065
       494,000 Ser. 01-3, Class A4, 6.91s, 2033                         474,157
       300,000 Ser. 01-3, Class M2, 7.44s, 2033                          60,000
     1,030,000 Ser. 01-4, Class B1, 9.4s, 2010                          103,000
     2,585,580 Ser. 02-1, Class A, 6.681s, 2032                       2,714,987
       790,000 Consumer Credit Reference IDX
               Securities FRB Ser. 02-1A,  Class A,
               3.11s, 2007                                              801,367
       431,000 Crest, Ltd. 144A Ser. 03-2A, Class
               E2, 8s, 2038                                             405,813
       169,000 First Franklin Mortgage Loan Asset
               Backed Certificates Ser.
               03-FF3, 4.09s, 2033                                      158,315
       366,485 First Franklin NIM Trust 144A Ser.
               03-FF3A, Class A, 6 3/4s, 2033                           365,062
               Fremont NIM Trust 144A
       155,947 Ser. 03-B, Class NOTE, 5.65s, 2033                       155,947
       684,786 Ser. 04-A, Class NOTE, 4 3/4s, 2034                      683,759
               Green Tree Financial Corp.
       133,801 Ser. 99-3, Class A5, 6.16s, 2031                         135,640
     1,247,000 Ser. 99-5, Class A5, 7.86s, 2030                       1,126,989
               Greenpoint Manufactured Housing
     1,967,446 Ser. 00-3, Class IA, 8.45s, 2031                       1,689,441
        50,000 Ser. 99-5, Class A4, 7.59s, 2028                          51,674
     1,180,000 GS Auto Loan Trust 144A Ser. 04-1,
               Class D, 5s, 2011                                      1,172,210
        14,187 GSAMP Trust Ser. 02-HE2N, Class
               NOTE, 8 1/4s, 2032                                        14,204
       187,075 GSAMP Trust 144A Ser. 03-HE1N, Class
               NOTE, 7 1/4s, 2033                                       187,218
               Home Equity Asset Trust
         8,153 Ser. 02-1N, Class A, 8s, 2032                              8,153
       154,000 FRB Ser. 03-8, Class B3, 5.59s, 2034                     157,328
               Home Equity Asset Trust 144A
       388,450 Ser. 02-5N, Class A, 8s, 2033                            388,450
       192,506 Ser. 03-4N, Class A, 8s, 2033                            193,228
     1,260,000 LNR CDO, Ltd. FRB Ser. 02-1A, Class
               FFL, 3.84s, 2037  (Cayman Islands)                     1,220,436
       326,982 Long Beach Asset Holdings Corp. 144A
               Ser. 2003-2, Class N1,  7.627s, 2033                     329,026
       177,208 Long Beach Asset Holdings Corp. NIM
               Trust 144A Ser. 03-4,  Class N1,
               6.535s, 2033                                             177,429
     1,046,356 Madison Avenue Manufactured Housing
               Contract FRB Ser. 02-A,  Class B1,
               4.34s, 2032                                              680,131
       210,645 Merrill Lynch Mortgage Investors,
               Inc. Ser. 03-WM3N, Class N1,  8s,
               2005                                                     213,038
        73,000 Merrill Lynch Mortgage Investors,
               Inc. 144A Ser. 04-FF1, Class
               N1, 4 1/2s, 2034                                          72,802
       189,002 Mid-State Trust Ser. 11, Class B,
               8.221s, 2038                                             183,627
       354,000 Morgan Stanley ABS Capital I FRB
               Ser. 02-NC6, Class B2, 4.84s, 2032                       358,339
       119,519 Morgan Stanley ABS Capital I 144A
               Ser. 03-NC9N, Class NOTE,  7.6s,
               2033                                                     120,714
               Morgan Stanley Dean Witter Capital I
       390,000 FRN Ser. 01-NC3, Class B1, 3.54s,
               2031                                                     388,614
       358,000 FRN Ser. 01-NC4, Class B1, 3.59s,
               2032                                                     356,757
       355,000 FRN Ser. 02-HE1, Class B1, 2.89s,
               2032                                                     355,766
       198,829 New Century Mortgage Corp. NIM Trust
               144A Ser. 03-B,  Class NOTE, 6 1/2s,
               2033                                                     199,823
         9,854 NovaStar Caps Trust Ser. 02-C1,
               Class A, 7.15s, 2031                                       9,854
       249,780 Novastar NIM Trust 144A Ser. 04-N1,
               Class NOTE, 4.458s, 2034                                 249,780
     2,168,867 Oakwood Mortgage Investors, Inc.
               Ser. 02-C, Class A1, 5.41s, 2032                       1,995,357
       123,183 Option One Mortgage Securities Corp.
               144A Ser. 03-5,  Class NOTE, 6.9s,
               2033                                                     123,799
       117,118 Option One Mortgage Securities Corp.
               NIM Trust 144A Ser. 2003-2B, Class
               N1, 7.63s, 2033 (Cayman Islands)                         117,850
       619,775 Pass-Through Amortizing Credit Card
               Trust Ser. 02-1A, Class A4FL, 6.59s,
               2012                                                     621,923
     1,313,000 PGMT Ser. 02, Class B, zero %, 2006                    1,142,376
     3,638,320 Residential Asset Mortgage Products,
               Inc. Ser. 03-RZ1, Class A,
               IO, 5 3/4s, 2005                                         194,423
       130,143 Rural Housing Trust Ser. 87-1, Class
               D, 6.33s, 2026                                           136,772
       103,970 SAIL Net Interest Margin Notes Ser.
               03-4, Class A, 7 1/2s, 2033 (Cayman
               Islands)                                                 103,856
               SAIL Net Interest Margin Notes 144A
       592,250 Ser. 03-10A, Class A, 7 1/2s, 2033                       592,217
       176,052 Ser. 03-12A, Class A, 7.35s, 2033                        175,999
       151,924 Ser. 03-6A, Class A, 7s, 2033                            150,795
       305,825 Ser. 03-7A, Class A, 7s, 2033                            303,556
        89,870 Ser. 03-8A, Class A, 7s, 2033                             89,418
       447,127 Ser. 03-BC2A, Class A, 7 3/4s, 2033                      445,828
       580,000 Ser. 04-2A, Class A, 5 1/2s, 2034                        580,000
        68,745 Sasco Arc Net Interest Margin Notes
               Ser. 02-BC10, Class A,  7 3/4s, 2033                      68,120
               Sasco Arc Net Interest Margin Notes
               144A
       272,297 Ser. 03-3, Class A, 7 3/4s, 2033                         270,930
       529,388 Ser. 03-5, Class A, 7.35s, 2033
               (Cayman Islands)                                         529,233
       443,675 Ser. 03-AM1, Class A, 7 3/4s, 2033                       441,512
       274,846 Sasco Arc Net Interest Margin Trust
               144A Ser. 03-BC1,  Class B, zero %,
               2033                                                     196,815
       243,575 Saxon Net Interest Margin Trust 144A
               Ser. 03-A, Class A,  6.656s, 2033                        244,793
       354,724 SHARPS SP I, LLC Net Interest Margin
               Trust Ser. 03-NC1N,  Class N,
               7 1/4s, 2033                                             356,710
               SHARPS SP I, LLC Net Interest Margin
               Trust 144A
       175,969 Ser. 03-HS1N, Class N, 7.48s, 2033                       176,409
        87,482 Ser. 03-TC1N, 7.45s, 2033                                 88,138
        63,311 Ser. 04-FM1N, Class N, 6.16s, 2034                        63,311
        67,534 Ser. 04-HS1N, Class NOTE, 6.16s,
               2034                                                      67,534
       218,469 Ser. 03-0P1N, Class NA, 4.45s, 2033                      218,447
       140,000 South Coast Funding FRB Ser. 3A,
               Class A2, 2.33s, 2038                                    140,000
               Structured Asset Investment Loan
               Trust
       955,000 Ser. 03-BC1, Class M3, 4.09s, 2033                       985,441
       457,191 Ser. 03-BC1A, Class A, 7 3/4s, 2033                      454,969
     7,106,287 Ser. 03-BC2, Class A, IO, 6s, 2005                       323,362
     2,410,002 Ser. 03-BC8, Class A, IO, 6s, 2005                       141,985
    14,645,000 Ser. 04-1, Class A, IO, 6s, 2005                         865,798
       395,000 Structured Asset Securities Corp.
               FRN Ser. 02-HF2, Class M3,  3.09s,
               2032                                                     390,063
       390,000 TIAA Commercial Real Estate
               Securitization Ser. 02-1A, Class
               IV, 6.84s, 2037                                          314,412
       467,000 TIAA Commercial Real Estate
               Securitization 144A Ser. 03-1A,
               Class E, 8s, 2038                                        438,104
     2,877,000 Washington Mutual Ser. 03-S1, Class
               A11, IO, 5 1/2s, 2033                                    135,646
       904,000 Whole Auto Loan Trust 144A Ser.
               03-1, Class D, 6s, 2010                                  903,576
                                                                 --------------
               Total Asset-backed securities
               (cost $47,320,919)                                   $43,952,857

Collateralized mortgage obligations (5.4%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $356,000 CS First Boston Mortgage Securities
               Corp. 144A FRB  Ser. 03-TF2A, Class
               L, 5.1s, 2014                                           $352,614
    26,345,100 Deutsche Mortgage & Asset Receiving
               Corp. Ser. 98-C1,  Class X, IO,
               0.898s, 2023                                             843,057
       228,139 Entertainment Properties Trust 144A
               Ser. 03-EPR, Class A1,  4.239s, 2018                     231,927
               Fannie Mae
       171,652 Ser. 98-51, Class SG, IO, 27.08s,
               2022                                                      69,920
       840,017 Ser. 02-36, Class SJ, 17.4s, 2029                        940,807
       603,362 Ser. 03-W3, Class 1A3, 7 1/2s, 2042                      664,924
        13,249 Ser. 03-W2, Class 1A3, 7 1/2s, 2042                       14,601
         1,525 Ser. 02-W1, Class 2A, 7 1/2s, 2042                         1,680
         5,347 Ser. 02-14, Class A2, 7 1/2s, 2042                         5,892
       709,954 Ser. 01-T10, Class A2, 7 1/2s, 2041                      782,392
         3,518 Ser. 02-T4, Class A3, 7 1/2s, 2041                         3,877
         9,293 Ser. 01-T8, Class A1, 7 1/2s, 2041                        10,241
     2,758,460 Ser. 01-T7, Class A1, 7 1/2s, 2041                     3,039,911
       404,400 Ser. 01-T3, Class A1, 7 1/2s, 2040                       445,662
     1,237,173 Ser. 01-T1, Class A1, 7 1/2s, 2040                     1,363,404
       494,843 Ser. 99-T2, Class A1, 7 1/2s, 2039                       545,332
       263,682 Ser. 00-T6, Class A1, 7 1/2s, 2030                       290,586
     1,209,819 Ser. 01-T4, Class A1, 7 1/2s, 2028                     1,333,259
         3,052 Ser. 02-W3, Class A5, 7 1/2s, 2028                         3,364
     1,649,963 Ser. 03-118, Class SF, IO, 7.01s,
               2033                                                     215,526
     1,820,025 Ser. 02-36, Class QH, IO, 6.96s,
               2029                                                     111,970
       232,174 Ser. 02-29, Class SL, IO, 6.96s,
               2029                                                       1,997
       887,800 Ser. 03-7, Class SM, IO, 6.66s, 2023                      11,236
     3,857,447 Ser. 03-49, Class TS, IO, 6.61s,
               2018                                                     502,071
     1,608,026 Ser. 03-14, Class KS, IO, 6.51s,
               2017                                                     132,160
       872,753 Ser. 03-23, Class SC, IO, 6.46s,
               2033                                                      16,910
     3,314,600 Ser. 03-41, Class SP, IO, 6.11s,
               2015                                                     245,488
    10,875,229 Ser. 03-34, Class SP, IO, 6.01s,
               2032                                                     873,417
     1,313,779 Ser. 03-58, Class ID, IO, 6s, 2033                       206,715
     1,592,987 Ser. 03-26, Class IG, IO, 6s, 2033                       210,573
     1,037,893 Ser. 322, Class 2, IO, 6s, 2032                          160,549
     1,326,240 Ser. 318, Class 2, IO, 6s, 2032                          208,883
       484,251 Ser. 01-74, Class MI, IO, 6s, 2015                        19,748
     9,150,445 Ser. 03-34, Class ES, IO, 5.91s,
               2033                                                     736,325
     3,701,988 Ser. 03-34, Class SG, IO, 5.91s,
               2033                                                     300,787
     1,633,698 Ser. 343, Class 14, IO, 5 1/2s, 2033                     292,024
     1,696,176 Ser. 343, Class 15, IO, 5 1/2s, 2033                     304,782
       781,339 Ser. 343, Class 17, IO, 5 1/2s, 2033                     143,815
     2,488,742 Ser. 338, Class 2, 5 1/2s, 2033                          505,137
     2,461,690 Ser. 329, Class 2, IO, 5 1/2s, 2033                      463,875
     2,332,960 Ser. 03-45, Class PI, IO, 5 1/2s,
               2029                                                     239,857
     3,129,122 Ser. 03-37, Class IC, IO, 5 1/2s,
               2027                                                     324,803
       449,000 Ser. 03-6, Class IB, IO, 5 1/2s,
               2022                                                      20,817
     3,044,415 Ser. 343, Class 5, IO, 5s, 2033                          618,397
     3,411,151 Ser. 343, Class 9, IO, 5s, 2033                          719,540
     5,080,611 Ser. 03-23, Class AI, IO, 5s, 2017                       396,923
     1,880,500 Ser. 03-24, Class IC, IO, 5s, 2015                       303,151
    10,146,700 Ser. 03-W10, Class 1A, IO, 2.088s,
               2043                                                     355,134
    12,096,479 Ser. 03-W10, Class 3A, IO, 2.081s,
               2043                                                     434,717
     6,510,565 Ser. 03-W17, Class 12, IO, 1.165s,
               2033                                                     192,142
    19,280,791 Ser. 02-T18, IO, 0.52s, 2042                             240,913
        57,498 Ser. 02-97, Principal Only (PO),
               zero %, 2033                                              56,348
       210,962 Ser. 99-51, Class N, PO, zero %,
               2029                                                     187,064
       136,910 Ser. 99-52, Class MO, PO, zero %,
               2026                                                     135,122
        14,886 Ser. 96-5, Class PB, PO, zero %,
               2024                                                      14,630
               Federal Home Loan Mortgage Corp.
               Structured Pass-Through Securities
        17,311 Ser. T-58, Class 4A, 7 1/2s, 2043                         19,078
     6,296,919 Ser. T-57, Class 1AX, IO, 0.441s,
               2043                                                      68,627
    14,869,985 FFCA Secured Lending Corp. Ser.
               00-1, Class X, IO, 1.631s, 2020                        1,015,114
       419,810 First Chicago Lennar Trust 144A Ser.
               97-CHL1, Class E, 7.965s, 2039                           385,176
               Freddie Mac
       567,000 Ser. 2763, Class SC, 24.2s, 2032                         754,376
     1,309,500 Ser. 2412, Class GS, FRN, 18.096s,
               2032                                                   1,544,801
       368,921 Ser. 2478, Class SY, IO, 7.06s, 2021                      11,529
       148,444 Ser. 2448, Class SE, IO, 7.01s, 2029                         603
     2,707,400 Ser. 2448, Class SM, IO, 6.91s, 2032                     235,205
     2,638,734 Ser. 2579, Class GS, IO, 6.56s, 2017                     187,169
     4,338,262 Ser. 216, IO, 6s, 2032                                   672,431
     1,418,300 Ser. 2515, Class IG, IO, 5 1/2s,
               2032                                                     357,402
       729,500 Ser. 2590, Class IH, IO, 5 1/2s,
               2028                                                     163,454
     1,781,000 Ser. 2596, Class IQ, IO, 5 1/2s,
               2026                                                     152,765
       501,440 Ser. 215, Class PO, PO, zero %, 2031                     462,265
       447,234 Ser. 2235, PO, zero %, 2030                              394,416
               3 Ser. 2078, C3
               Government National Mortgage
               Association
        63,290 Ser. 02-36, Class SD, IO, 7.06s,
               2029                                                         396
       530,079 Ser. 02-51, Class SA, IO, 7.01s,
               2032                                                      11,020
       345,642 Ser. 02-29, Class SX, IO, 6.96s,
               2029                                                       2,108
     1,246,125 Ser. 01-43, Class SJ, IO, 6.51s,
               2029                                                      36,636
        13,193 Ser. 02-40, Class IB, IO, 6 1/2s,
               2028                                                          41
     2,499,968 Ser. 01-19, Class S, IO, 6.41s, 2031                     224,997
     4,684,832 Ser. 03-83, Class SI, IO, 5.41s,
               2032                                                     370,395
     2,173,230 Ser. 02-47, Class SM, IO, 4.88s,
               2032                                                     119,528
       229,122 Ser. 98-2, Class EA, PO, zero %,
               2028                                                     209,100
               Granite Mortgages PLC
GBP  1,075,000 Ser. 03-2, Class 3C, 5.578s, 2043                      2,031,040
EUR  1,430,000 FRB Ser. 03-2, Class 2C1, 4 5/8s,
               2043                                                   1,829,431
      $214,000 GS Mortgage Securities Corp. II 144A
               FRB Ser. 03-FL6A,  Class L, 4.34s,
               2015                                                     214,268
     1,318,449 Hermione (European Loan Conduit No.
               14) 144A FRB Class A,  4.489s, 2011
               (Ireland)                                              2,422,915
       235,000 Holmes Financing PLC FRB Ser. 8,
               Class 2C, 1.83s, 2040                                    235,000
     9,513,634 Merrill Lynch Mortgage Investors,
               Inc. Ser. 96-C2, Class JS,
               IO, 3.199s, 2028                                         667,184
     1,024,000 Mezz Cap Commercial Mortgage Trust
               144A Ser. 04-C1, Class X,  IO,
               7.653s, 2037                                             503,480
     5,047,570 Mortgage Capital Funding, Inc. Ser.
               97-MC2, Class X, IO,  1.107s, 2012                       163,962
               Strategic Hotel Capital, Inc. 144A
       605,000 Ser. 03-1, Class I, 3.49s, 2013                          605,207
     1,626,000 Ser. 03-1, Class H, 3.19s, 2013                        1,627,964
               STRIPS 144A
       162,000 Ser. 03-1A, Class M, 5s, 2018                            134,347
       193,000 Ser. 03-1A, Class N, 5s, 2018                            140,699
       174,000 Ser. 04-1A, Class M, 5s, 2018                            145,815
       167,000 Ser. 04-1A, Class N, 5s, 2018                            124,181
       180,000 Trizechahn Office Properties Trust
               144A Ser. 01-TZHA,  Class D3,
               6.943s, 2013                                             195,295
                                                                 --------------
               Total Collateralized mortgage
               obligations (cost $42,337,879)                       $39,286,419

Preferred stocks (0.6%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
        27,506 Avecia Group PLC $4.00 pfd.
               (acquired various dates from
               12/3/03 to 2/11/04, cost $368,918)
               (United Kingdom) (RES) (PIK)                            $598,256
           473 Dobson Communications Corp. 13.00%
               pfd. (PIK)                                               335,830
           320 First Republic Capital Corp. 144A
               10.50% pfd.                                              331,200
        12,814 iStar Financial, Inc. $1.95 cum.
               pfd.                                                     329,561
        18,428 Lodgian, Inc. Ser. A, $7.06 cum.
               pfd. (PIK)                                               483,735
            57 Metrocall Holdings, Inc. Ser. A,
               15.00% cum. pfd.                                             799
         3,574 Microcell Telecommunications, Inc.
               zero % pfd. (Canada)                                      67,041
            88 Paxson Communications Corp. 13.25%
               cum. pfd. (PIK)                                          792,000
           197 Rural Cellular Corp. Ser. B, 11.375%
               cum. pfd.                                                177,300
         1,381 Rural Cellular Corp. 12.25% pfd.
               (PIK)                                                  1,046,108
                                                                 --------------
               Total Preferred stocks
               (cost $4,477,678)                                     $4,161,830

Common stocks (0.5%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         1,987 AboveNet, Inc. (NON)                                     $75,506
         2,305 Alderwoods Group, Inc. (NON)                              23,972
       820,000 AMRESCO Creditor Trust (acquired
               various dates from 6/17/99 to
               2/10/00, cost $138,193) (RES) (NON)
               (R)                                                          820
             9 Arch Wireles 290
         1,770 Archibald Candy Corp. (NON)                                   89
           898 Birch Telecom, Inc. (NON)                                      9
           494 Comdisco Holding Co., Inc. (NON)                          18,278
     3,445,121 Contifinancial Corp. Liquidating
               Trust Units                                               60,290
        15,321 Covad Communications Group, Inc.
               (NON)                                                     38,609
         1,234 Crown Castle International Corp.
               (NON)                                                     15,585
           903 Genesis HealthCare Corp. (NON)                            21,988
        45,911 Globix Corp. (NON)                                       151,047
           199 Knology, Inc. (NON)                                        1,371
           105 Leucadia National Corp.                                    5,594
        19,451 Lodgian, Inc. (NON)                                      119,040
       120,000 Loewen Group International, Inc.
               (NON)                                                         12
         1,400 Mariner Health Care, Inc. (NON)                           23,842
         1,400 Mediq, Inc. (NON)                                          5,628
            30 Microcell Telecommunications, Inc.
               Class A (Canada) (NON)                                       562
         3,552 Microcell Telecommunications, Inc.
               Class B (Canada) (NON)                                    67,575
       870,000 Morrison Knudsen Corp.                                   113,100
        29,759 Pioneer Cos., Inc. (NON)                                 153,259
           715 PSF Group Holdings, Inc. 144A Class
               A (acquired 5/29/98, cost
               $2,463,234) (RES) (NON)                                1,072,995
        53,520 Regal Entertainment Group (acquired
               5/9/02, cost $425,923) (RES) (NON)                     1,176,370
           110 Sterling Chemicals, Inc. (NON)                             2,805
           740 Sun Healthcare Group, Inc. (NON)                           8,436
       948,004 VFB LLC (acquired various date from
               12/8/03 to 10/27/00, cost $594,553)
               (RES) (NON)                                              180,121
         2,901 Washington Group International, Inc.
               (NON)                                                    106,206
                                                                 --------------
               Total Common stocks
               (cost $12,182,853)                                    $3,443,399

Convertible bonds and notes (0.2%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
      $115,000 AES Corp. (The) cv. sub. notes
               4 1/2s, 2005                                            $113,419
       520,000 Amkor Technologies, Inc. cv. notes
               5 3/4s, 2006                                             518,050
     2,430,000 Cybernet Internet Services
               International, Inc. 144A cv. sr.
               disc. notes stepped-coupon zero %
               (13s, 8/15/04) 2009 (Denmark) (In
               default) (NON) (STP)                                          24
       770,000 Nextel Communications, Inc. cv. sr.
               notes 6s, 2011                                           851,813
        40,000 Tower Automotive, Inc. cv. sub.
               notes 5s, 2004                                            38,400
                                                                 --------------
               Total Convertible bonds and notes
               (cost $3,451,345)                                     $1,521,706

Convertible preferred stocks (0.1%) (a)
Number of shares                                                          Value
-------------------------------------------------------------------------------
         9,140 Crown Castle International Corp.
               $3.125 cv. pfd.                                         $412,443
            50 Paxson Communications Corp. 144A
               9.75% cv. pfd. (PIK)                                     392,500
         6,135 Pegasus Communications Corp. Ser. C,
               6.50% cum. cv. pfd.                                      264,572
                                                                 --------------
               Total Convertible preferred stocks
               (cost $1,156,996)                                     $1,069,515

Units (0.1%) (a) (cost $1,180,933)
Number of units                                                           Value
-------------------------------------------------------------------------------
           991 XCL Equity Units zero %                                 $439,663

Warrants (--%) (a) (NON)                             Expiration
Number of                                            date                 Value
-------------------------------------------------------------------------------
           846 AboveNet, Inc.                        9/8/10             $12,056
           719 AboveNet, Inc.                        9/8/08              11,504
         1,020 Dayton Superior Corp. 144A            6/15/09                 10
             3 Doe Run Resources Corp. 144A          12/31/12                 1
         1,193 Huntsman Co., LLC 144A                5/15/11            202,810
           508 MDP Acquisitions PLC 144A (Ireland)   10/1/13             25,273
         2,199 Microcell Telecommunications
               (Canada)                              5/1/08              11,714
         1,319 Microcell Telecommunications
               (Canada)                              5/1/05               6,012
           390 Mikohn Gaming Corp. 144A              8/15/08                156
           400 ONO Finance PLC 144A (United
               Kingdom)                              2/15/11                  4
           410 Pliant Corp. 144A                     6/1/10                   4
           491 Solutia, Inc. 144A                    7/15/09                  5
         1,830 Travel Centers of America, Inc. 144A  5/1/09               9,150
         1,670 Ubiquitel, Inc. 144A                  4/15/10                  1
         1,790 Washington Group International, Inc.
               Ser. A                                1/25/06             17,542
         2,046 Washington Group International, Inc.
               Ser. B                                1/25/06             15,140
         1,106 Washington Group International, Inc.
               Ser. C                                1/25/06              8,295
           590 XM Satellite Radio Holdings, Inc.
               144A                                  3/15/10             33,040
                                                                 --------------
               Total Warrants (cost $752,756)                          $352,717

Short-term investments (10.1%) (a)
Principal amount                                                          Value
-------------------------------------------------------------------------------
   $69,999,421 Short-term investments held in
               Putnam commingled  cash account with
               yields ranging from 1.00% to 1.06%
               and  due dates ranging from April 1,
               2004 to May 28, 2004 (d)                             $69,999,421
     1,032,837 Short-term investments held as
               collateral for loaned  securities
               with yields ranging from 1.02% to
               1.35% and due  dates ranging from
               April 1, 2004 to May 28, 2004 (d)                      1,032,630
     1,995,000 U.S. Treasury Note zero %, May 6,
               2004 (SEG)                                             1,993,245
                                                                 --------------
               Total Short-term investments
               (cost $73,025,291)                                   $73,025,296
-------------------------------------------------------------------------------
               Total Investments
               (cost $739,206,459)                                 $751,669,969
-------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $725,850,736.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 2004 was $20,060,579 or 2.8% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2004.

  (R) Real Estate Investment Trust.

  (d) See Note 1 to the financial statements.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at March 31, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2004: (as a percentage of Market Value)

               Brazil                                          0.5%
               Canada                                          1.6
               Colombia                                        0.6
               France                                          0.7
               Germany                                         1.4
               Ireland                                         0.5
               Italy                                           0.6
               Luxembourg                                      0.5
               Mexico                                          0.7
               New Zealand                                     1.1
               Russia                                          1.9
               Sweden                                          1.2
               United Kingdom                                  3.7
               United States                                  81.4
               Other                                           3.6
                                                            ------
               Total                                         100.0%



Forward currency contracts to buy at March 31, 2004 (Unaudited)
(aggregate face value $62,648,704)
                                                                                           Unrealized
                                                        Aggregate          Delivery       appreciation/
                                        Value          face value            date        (depreciation)
------------------------------------------------------------------------------------------------------
Australian Dollar                   $18,227,051       $18,211,037           6/16/04           $16,014
Danish Krone                          1,156,218         1,168,686           6/16/04           (12,468)
Euro                                  4,237,355         4,255,442           6/16/04           (18,087)
Japanese Yen                         36,655,246        35,003,590           6/16/04         1,651,656
Norwegian Krone                         361,530           355,929           6/16/04             5,601
Polish Zloty                            460,955           451,982           6/16/04             8,973
Swiss Franc                             466,741           461,923           6/16/04             4,818
Taiwan Dollar                         2,760,526         2,740,115           6/16/04            20,411
------------------------------------------------------------------------------------------------------
                                                                                           $1,676,918
------------------------------------------------------------------------------------------------------



Forward currency contracts to sell at March 31, 2004 (Unaudited)
(aggregate face value $61,502,843)
                                                                                           Unrealized
                                                        Aggregate          Delivery       appreciation/
                                        Value          face value            date        (depreciation)
------------------------------------------------------------------------------------------------------
British Pound                        $7,783,692        $7,835,874           6/16/04           $52,182
Canadian Dollar                       2,046,199         2,014,315           6/16/04           (31,884)
Euro                                 34,999,006        35,422,253           6/16/04           423,247
New Zealand Dollar                    7,526,118         7,730,967           6/16/04           204,849
Swedish Krona                         8,421,553         8,499,434           6/16/04            77,881
------------------------------------------------------------------------------------------------------
                                                                                             $726,275
------------------------------------------------------------------------------------------------------



Futures contracts outstanding at March 31, 2004 (Unaudited)
                                                                                           Unrealized
                                                        Aggregate          Expiration     appreciation/
                                        Value          face value             date       (depreciation)
------------------------------------------------------------------------------------------------------
Euro-Bobl 5 yr (Long)               $19,975,721       $19,698,619            Jun-04          $277,102
Euro-Bund 10 yr (Long)               45,351,654        44,902,901            Jun-04           448,753
Interest Rate Swap
10 yr (Long)                          1,699,688         1,713,815            Jun-04           (14,127)
Japanese Government
Bond 10 yr (Long)                     6,612,345         6,625,885            Jun-04           (13,540)
Japanese Government
Bond 10 yr (Long)                     4,754,312         4,776,620            Jun-04           (22,308)
U.K. Gilt (Long)                     17,195,006        17,116,389            Jun-04            78,617
U.S. Treasury Bond
20 yr (Short)                        21,329,688        21,596,940            Jun-04           267,252
U.S. Treasury Note
10 yr (Long)                         19,042,031        18,973,177            Jun-04            68,854
U.S. Treasury Note
10 yr (Short)                         7,732,219         7,594,270            Jun-04          (137,949)
U.S. Treasury Note
5 yr (Long)                          77,336,063        77,558,786            Jun-04          (222,723)
------------------------------------------------------------------------------------------------------
                                                                                             $729,931
------------------------------------------------------------------------------------------------------



Interest rate swap contracts outstanding at March 31, 2004 (Unaudited)
                                                                                           Unrealized
                                                         Notional         Termination     appreciation/
                                                          amount             date        (depreciation)
------------------------------------------------------------------------------------------------------
Agreement with Bank of America, N.A.
dated December 2, 2003 to pay semiannually
the notional amount multiplied by 2.444%
and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.               $6,270,000           12/5/05         $(121,838)

Agreement with Bank of America, N.A.
dated January 22, 2004 to pay semiannually
the notional amount multiplied by 1.97375%
and receive quarterly the notional amount
multiplied by the three month USD-LIBOR.               13,900,000           1/26/06           (69,922)

Agreement with Bank of America, N.A.
dated March 25, 2004 to pay semiannually
the notional amount multiplied by 3.075% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.               16,800,000           3/30/09            69,076

Agreement with Bank of America, N.A. dated
January 22, 2004 to pay semiannually the
notional amount multiplied by 4.35% and
receive quarterly the notional amount
multiplied by the three month USD-LIBOR.                4,400,000           1/27/14           (79,204)

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semiannually the notional amount multiplied
by 1.955% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                         13,900,000           1/26/06           (65,004)

Agreement with Lehman Brothers Special
Financing, Inc. dated December 9, 2003 to
receive semiannually the notional amount
multiplied by 4.641% and pay quarterly the
notional amount multiplied by the three
month USD-LIBOR-BBA.                                    9,188,000          12/15/13           457,868

Agreement with Lehman Brothers Special
Financing, Inc. dated January 22, 2004 to pay
semiannually the notional amount multiplied
by 4.3375% and receive quarterly the notional
amount multiplied by the three month
USD-LIBOR-BBA.                                          4,400,000           1/26/14           (71,184)

Agreement with Merrill Lynch Capital
Services, Inc. dated November 17, 2000 to
pay semiannually the notional amount
multiplied by the three month USD-LIBOR-
BBA and receive the notional amount
multiplied by 6.68%.                                    6,500,000          11/21/05           522,413

Agreement with Merrill Lynch Capital
Services, Inc. dated September 27, 2002 to
receive semiannually the notional amount
multiplied by the six month JPY-LIBOR-BBA
and pay semiannually the notional amount
multiplied by 0.399%.                           JPY 2,443,000,000           10/1/07           $46,920

Agreement with UBS, AG dated February 12,
2004 to pay semiannually the notional
amount multiplied by 2.56% and receive
quarterly the notional amount multiplied by
the three month CAD-BA-CDOR.                       CAD 48,500,000           2/16/06           (68,176)

Agreement with UBS, AG dated March 8,
2004 to pay semiannually the notional
amount multiplied by 2.47% and receive
quarterly the notional amount multiplied by
the three month CAD-BA-CDOR.                       CAD 20,200,000            3/8/06            (2,516)
------------------------------------------------------------------------------------------------------
                                                                                             $618,433
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
March 31, 2004 (Unaudited)

Assets
-------------------------------------------------------------------------------
Investments in securities, at value, including $1,004,245 of
securities on loan (identified cost $739,206,459) (Note 1)       $751,669,969
-------------------------------------------------------------------------------
Cash                                                                   79,645
-------------------------------------------------------------------------------
Foreign currency (cost $4,311,666) (Note 1)                         4,282,887
-------------------------------------------------------------------------------
Dividends, interest and other receivables                          11,299,312
-------------------------------------------------------------------------------
Receivable for securities sold                                     10,251,851
-------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)             2,640,317
-------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)             223,025
-------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                         1,096,277
-------------------------------------------------------------------------------
Total assets                                                      781,543,283

Liabilities
-------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                  68,300
-------------------------------------------------------------------------------
Distributions payable to shareholders                               3,788,130
-------------------------------------------------------------------------------
Payable for securities purchased                                   48,178,521
-------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                        1,276,779
-------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            172,933
-------------------------------------------------------------------------------
Payable for Trustee compensation and expenses (Note 2)                 82,928
-------------------------------------------------------------------------------
Payable for administrative services (Note 2)                            3,643
-------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                  237,124
-------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                290,462
-------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                              477,844
-------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                  1,032,630
-------------------------------------------------------------------------------
Other accrued expenses                                                 83,253
-------------------------------------------------------------------------------
Total liabilities                                                  55,692,547
-------------------------------------------------------------------------------
Net assets                                                       $725,850,736

Represented by
-------------------------------------------------------------------------------
Paid-in capital (Note 1)                                         $837,942,450
-------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                        2,503,794
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                   (130,979,526)
-------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                  16,384,018
-------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital
shares outstanding                                               $725,850,736

Computation of net asset value
-------------------------------------------------------------------------------
Net asset value per share ($725,850,736 divided by
100,313,083 shares)                                                     $7.24
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of operations
Six months ended March 31, 2004 (Unaudited)

Investment income:
-------------------------------------------------------------------------------
Interest                                                          $23,818,493
-------------------------------------------------------------------------------
Dividends                                                             506,270
-------------------------------------------------------------------------------
Securities lending                                                        626
-------------------------------------------------------------------------------
Total investment income                                            24,325,389

Expenses:
-------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                    2,563,313
-------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                        367,504
-------------------------------------------------------------------------------
Trustee compensation and expenses (Note 2)                             12,490
-------------------------------------------------------------------------------
Administrative services (Note 2)                                        6,286
-------------------------------------------------------------------------------
Other                                                                 127,634
-------------------------------------------------------------------------------
Total expenses                                                      3,077,227
-------------------------------------------------------------------------------
Expense reduction (Note 2)                                            (24,133)
-------------------------------------------------------------------------------
Net expenses                                                        3,053,094
-------------------------------------------------------------------------------
Net investment income                                              21,272,295
-------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                   12,074,293
-------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                          928,282
-------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                     2,968,174
-------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)        (1,407,282)
-------------------------------------------------------------------------------
Net realized gain on credit default contracts (Note 1)                 52,520
-------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                3,194,608
-------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures
contracts, swap contracts, credit default contracts and TBA
sales commitments during the period                                11,853,209
-------------------------------------------------------------------------------
Net gain on investments                                            29,663,804
-------------------------------------------------------------------------------
Net increase in net assets resulting from operations              $50,936,099
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


Statement of changes in net assets

                                            Six months ended       Year ended
                                                    March 31     September 30
Increase in net assets                                  2004*            2003
-------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------
Net investment income                            $21,272,295      $47,986,218
-------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                             14,615,987       12,488,499
-------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign
currencies                                        15,047,817       60,307,044
-------------------------------------------------------------------------------
Net increase in net assets resulting from
operations                                        50,936,099      120,781,761
-------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------
From net investment income                       (25,779,296)     (48,538,019)
-------------------------------------------------------------------------------
Increase from issuance of common shares in
connection with reinvestment of
distributions                                             --          829,775
-------------------------------------------------------------------------------
Total increase in net assets                      25,156,803       73,073,517

Net assets
-------------------------------------------------------------------------------
Beginning of period                              700,693,933      627,620,416
-------------------------------------------------------------------------------
End of period (including undistributed net
investment income of $2,503,794 and
$7,010,795, respectively)                       $725,850,736     $700,693,933
-------------------------------------------------------------------------------

Number of fund shares
-------------------------------------------------------------------------------
Shares outstanding at beginning of period        100,313,083      100,182,745
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                             --          130,338
-------------------------------------------------------------------------------
Shares outstanding at end of period              100,313,083      100,313,083
-------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a common share outstanding throughout the period)

                                        Six months
                                           ended
                                          March 31
Per-share                               (Unaudited)                               Year ended September 30
operating performance                       2004            2003            2002            2001            2000            1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                        $6.99           $6.26           $6.54           $7.13           $7.57           $8.14
---------------------------------------------------------------------------------------------------------------------------------
Investment operations:
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                    .21             .48             .52             .58             .63             .58
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                   .30             .73            (.26)           (.57)           (.43)           (.47)
---------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                        .51            1.21             .26             .01             .20             .11
---------------------------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------------------------
From net
investment income                           (.26)           (.48)           (.53)           (.46)           (.64)           (.56)
---------------------------------------------------------------------------------------------------------------------------------
From return of capital                        --              --            (.01)           (.14)             --            (.12)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                         (.26)           (.48)           (.54)           (.60)           (.64)           (.68)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                              $7.24           $6.99           $6.26           $6.54           $7.13           $7.57
---------------------------------------------------------------------------------------------------------------------------------
Market value,
end of period                             $6.880          $6.410          $6.380          $6.050          $6.438          $6.438
---------------------------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                        11.56*           8.35           14.81            3.06           10.72           (9.09)
---------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $725,851        $700,694        $627,620        $655,161        $713,894        $757,533
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                    .43*            .89             .87             .90             .87             .93
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                   2.97*           7.22            7.97            8.50            8.60            7.39
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                     57.65*         141.60 (d)      193.33 (d)      111.45          116.71          133.72
---------------------------------------------------------------------------------------------------------------------------------

  * Not annualized

(a) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.


Notes to financial statements
March 31, 2004 (Unaudited)


Note 1
Significant accounting policies

Putnam Master Intermediate Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and is authorized to issue an unlimited number of shares. The fund's investment objective is to seek, with equal emphasis, high current income and relative stability of net asset value, by allocating its investments among the U.S. investment grade sector, high-yield sector and international sector. The fund invests in higher yielding, lower rated bonds that have a higher rate of default due to the nature of the investments.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. All premiums/ discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

H) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

I) Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. The risk of loss may exceed the fair value of these contracts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

J) TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

L) Security lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At March 31, 2004, the value of securities loaned amounted to $1,004,245. The fund received cash collateral of $1,032,630 which is pooled with collateral of other Putnam funds into 25 issuers of high grade short-term investments.

M) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986 (the "Code"), as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 2003, the fund had a capital loss carryover of $139,616,926 available to the extent allowed by tax law to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover   Expiration
-----------------------------------
    $2,792,982   September 30, 2004
     1,554,563   September 30, 2005
    10,039,981   September 30, 2007
    25,640,537   September 30, 2008
    24,593,458   September 30, 2009
    27,431,170   September 30, 2010
    47,564,235   September 30, 2011

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer to its fiscal year ending September 30, 2004, $3,314,449 of losses recognized during the period November 1, 2002 to September 30, 2003.

The aggregate identified cost on a tax basis is $741,433,623, resulting in gross unrealized appreciation and depreciation of $45,426,861 and $35,190,515, respectively, or net unrealized appreciation of $10,236,346.

N) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.


Note 2
Management fee, administrative
services and other transactions

Putnam Management is paid for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam, LLC. Putnam Investor Services, a division of PFTC, provides investor serving agent functions to the fund. During the six months ended March 31, 2004, the fund paid PFTC $367,504 for these services.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2004, the fund's expenses were reduced by $24,133 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,175, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities.


Note 3
Purchases and sales of securities

During the six months ended March 31, 2004, cost of purchases and proceeds from sales of investment securities other than U.S. government securities and short-term investments aggregated $314,329,693 and $384,817,207, respectively. Purchases and sales of U.S. government securities aggregated $57,537,974 and $6,182,166, respectively.


Note 4
Regulatory matters and litigation

On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing.


Fund information

About Putnam Investments

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded over 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

Investment Manager

Putnam Investment
Management, LLC
One Post Office Square
Boston, MA 02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA 02109

Custodian

Putnam Fiduciary Trust Company

Legal Counsel

Ropes & Gray LLP

Trustees

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
John H. Mullin, III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

Officers

George Putnam, III
President

Charles E. Porter
Executive Vice President,
Treasurer and Principal Executive Officer

Patricia C. Flaherty
Senior Vice President

Steven D. Krichmar
Vice President and
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Beth S. Mazor
Vice President

James P. Pappas
Vice President

Richard S. Robie, III
Vice President

Mark C. Trenchard
Vice President and
BSA Compliance Officer

Francis J. McNamara, III
Vice President and
Chief Legal Officer

Judith Cohen
Clerk and Assistant Treasurer

Call 1-800-225-1581 weekdays from 9:00 a.m. to 5:00 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) anytime for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS


Do you want to save paper and receive this document faster?

Shareholders can sign up for email delivery of shareholder reports on www.putnaminvestments.com.

213215  074  5/04


Item 2. Code of Ethics:
-----------------------
Not applicable

Item 3. Audit Committee Financial Expert:
-----------------------------------------
Not applicable

Item 4. Principal Accountant Fees and Services:
-----------------------------------------------
Not applicable

Items 5-6. [Reserved]
---------------------

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed End
-------------------------------------------------------------------------
        Management Investment Companies: Not applicable
        --------------------------------

Item 8. [Reserved]
------------------

Item 9. Submission of Matters to a Vote of Security Holders:
------------------------------------------------------------
        Not applicable

Item 10. Controls and Procedures:
---------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

Although such officers reached the conclusion expressed in the preceding paragraph, they are aware of matters that raise concerns with respect to controls, each of which arose in connection with the administration of 401(k) plans by Putnam Fiduciary Trust Company. The first matter, which occurred in early 2001, involved the willful circumvention of controls by certain Putnam employees in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in five Putnam Funds (not including the registrant). Such officers became aware of this matter in February 2004. The second matter, which occurred in 2002, involved the willful circumvention by certain Putnam employees of policies and procedures in connection with the payment of Putnam corporate expenses. Such officers did not learn that this matter involved a Putnam Fund until January 2004. Putnam has made restitution to the affected Funds, implemented a number of personnel changes, including senior personnel, begun to implement changes in procedures to address these items and informed the SEC, the Funds' Trustees and independent auditors. An internal investigation and review of procedures and controls are currently ongoing.

In reaching the conclusion expressed herein, the registrant's principal executive officer and principal financial officer considered a number of factors, including the nature of the matters described above, when the matters occurred, the individuals involved, personnel changes that have occurred since these matters occurred, the results to date of the current ongoing investigation and the overall quality of controls at Putnam at this time.

(b) Changes in internal control over financial reporting:
Not applicable

Item 11. Exhibits:
------------------

(a) Not applicable

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and the officer certifications as required by Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: May 27, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 an the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: May 27, 2004



By (Signature and Title):            /s/Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: May 27, 2004